SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                    SEMI-ANNUAL REPORT
                      March 31, 2000

  EVEREST FUND



  The Summit Everest Fund commenced operations on December 27, 1999. The objective of the fund is to outperform the S & P 500 index over the long term with a conservative portfolio comprised of large cap value equities. The fund's return for the period is -1.4% versus the S & P 500 s return of +2.29%. The underperformance is due to the start-up nature of a value portfolio when the overall market is still emphasizing non-value equities. A more comparable index, the Russell 1000 large cap value index, was +.48% for the quarter.

  The largest positive contributors to the first quarter performance were SPX Corp. and GM. These issues were positive contributors due to the market's giving them credit for "new economy" attributes. For example GM benefited due to its ownership interest in GM Hughes which owns DirecTv. Also contributing were health care (Pharmacia and Upjohn and Beckman Coulter) and the financials (Chase Manhattan Bank and BankOne). The largest negative contributors to the first quarter performance were: Tricon Global, Sara Lee, SBC Communications, and Heinz. Therefore the industry that was the weakest was predominantly consumer nondurables, the industry that benefits least from a booming economy. The initial set-up of the portfolio is to overweight financials and energy due to the undervalued nature of these industries. Conversely the initial set-up of the portfolio is to underweight technology stocks which have had an incredible run the last year and no longer seem undervalued.

  The Summit Everest Fund is geared to outperform when the very aggressive indices such as NASDAQ underperform. In the first quarter, due to the incredible performance of the "new economy" more aggressive indices, the Summit Everest Fund failed to keep pace. Since "value" stocks have been out of favor for seven years, the Summit Everest Fund is investing for the next move in the market and not investing in momentum stocks whose value seems to be directly correlated with investor enthusiasm.

          SUMMIT MUTUAL FUNDS, INC. - APEX SERIES


  NASDAQ 100 INDEX FUND

  The Summit Nasdaq 100 Index Fund commenced operations on December 27, 1999. The objective of the fund is to replicate the performance of the Nasdaq 100 Index, minimizing the difference between the return of the Fund and the return of the underlying index before fees and expenses. The Fund's return, since inception, for the period ending March 31, 2000 was 23.1% (before contract fees and expenses). This compares favorably with the performance of the underlying Nasdaq 100 Index, which returned 22.2% for the same period.

   The strong performance of the Nasdaq 100 Index during this period is attributable to investors' seemingly insatiable demand for large capitalization technology stocks. The largest contribution to the index's return came from semiconductor-manufacturer Intel (5.2% index weighting), which appreciated 55.1%. Other top contributors included Cisco Systems (6.7% index weighting), PMC Sierra (.6% index weighting) and Oracle (3.2% index weighting), which returned 47%, 184%, and 49%, respectively. The performance of software giant Microsoft (11% index weighting), down 10.8% for the period, was a drag on the return of the Nasdaq 100. The company continues to be hobbled by the ongoing antitrust trial that threatens to curtail their business practices. Poor performances by Yahoo (2.8% index weighting) and MCI Worldcom (2.8% index weighting), which declined 17.4% and 12.9%, respectively, also detracted from the return of the Nasdaq 100 Index over this period.

  The Nasdaq 100 Index is a capitalization-weighted index of the 100 largest non-financial domestic and international stocks on the Nasdaq stock market. The index is heavily weighted in the computer software, hardware, internet, telecommunication and biotechnology sectors. The index's strong first quarter performance comes on the heels of a 102% gain in 1999. This explosive rise, however, has been accompanied by extreme volatility. Thirty-seven of the sixty-three trading days in the quarter experienced percentage moves exceeding 2%. While the companies that comprise the index hold a great deal of promise, investors in the Nasdaq 100 Fund must be prepared to weather substantial volatility.

        SUMMIT MUTUAL FUNDS, INC. - APEX SERIES

RUSSELL 2000 SMALL CAP INDEX FUND

The Summit Russell 2000 Small Cap Index Fund commenced operations on December 28, 1999. The objective of the fund is to replicate the performance of the Russell 2000 Index, minimizing the difference between the return of the Fund and the return of the underlying index before fees and expenses. The Fund's return, since inception, for the period ending March 31, 2000 was 11.0% (before contract fees and expenses). This compares favorably with the performance of the underlying Russell 2000 Index, which returned 10.4% for the same period.


The solid performance of the Russell 2000 Index for the period was an extension of the gains registered in the fourth quarter of last year. Technology stocks contributed to the gains, with Sandisk (up 147%), Terayon Communications (up 225%), and Amkor Technology (up 101%) leading the way. Other sectors with positive contributions included health care, energy, and producer durables. Sectors that detracted from performance for the period were consumer staples, consumer services, autos and financial services.


The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, with a median market capitalization of approximately $526 million. The index is broadly diversified across a variety of sectors, including finance (21.4% of the index), consumer services (18.47%), technology (16.5%) and health care (8.1%). The Russell 2000 Index is a popular proxy for the small cap sector of the stock market.

           SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
          STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2000
(Unaudited)

                                                                   Russell
                                                    Nasdaq-100   2000 Small
                                      Everest Fund  Index Fund Cap Index Fund
ASSETS
Investments in securities, at value   $ 3,112,845  $10,800,308  $15,432,411
(cost $2,958,837; $10,804,281;
 $15,452,989)
Cash                                       20,000      ---      ---

Receivables:
Shares sold                                   ---   10,352,710   15,184,800
Interest and dividends                      6,722          446           34
Variation margin                              ---       12,985        5,275
Prepaid expenses and other                 11,058       16,535       30,150
                                      -----------  -----------  -----------

                                        3,150,625   21,182,984   30,652,670
                                      -----------  -----------  -----------

LIABILITIES
Payables:
Investment securities purchased              ---    10,351,202   15,184,109
Custodian and fund accounting fees         10,127        8,269       21,040
Professional fees                           2,690        2,719        3,347
Other accrued expenses                      5,480       20,797        6,529
                                      -----------  -----------  -----------

                                           18,297   10,382,987   15,215,025
                                      -----------  -----------  -----------

NET ASSETS
Paid-in capital                         2,956,513   10,631,079   15,387,328
Undistributed net investment income         8,449        8,215        5,058
Accumulated net realized gain
on investments and futures contracts       13,358      170,341       81,712
Net unrealized appreciation/
(depreciation) on investments
and futures contracts                     154,008       (9,638)     (36,453)
                                      -----------  -----------  -----------

                                      $ 3,132,328  $10,799,997  $15,437,645
                                      ===========  ===========  ===========

Shares authorized ($.10) par value     20,000,000   20,000,000   20,000,000

Shares outstanding                        317,531      877,649    1,392,623

Net asset value, offering and
redemption price per share                  $9.86       $12.31       $11.09

The accompanying notes are an integral part of the financial statement.

         SUMMIT MUTUAL FUNDS, INC.  APEX SERIES
                STATEMENTS OF OPERATIONS
Period Ended March 31, 2000
(Unaudited)

                                                                   Russell
                                                   Nasdaq-100    2000 Small
                                     Everest Fund  Index Fund  Cap Index Fund
INVESTMENT INCOME
Interest                                 $  9,289    $  9,420    $  5,888
Dividends                                   6,930         ---         ---
                                         --------    --------    --------

                                           16,219       9,420       5,888

EXPENSES
Investment advisory fees                    3,036         651         387
Custodian fees and expenses                 3,705       1,385       8,071
Fund accounting fees                        6,861       7,000      13,008
Professional fees                           2,690       2,719       3,350
Director's fees                               618         346         327
Transfer agent fees                         3,048       3,081       3,048
Other                                       1,906       3,209       3,176
                                         --------    --------    --------
                                           21,864      18,391      31,367

Expenses reimbursement                    (14,094)    (17,186)    (30,537)
                                         --------    --------    --------
                                            7,770       1,205         830
                                         --------    --------    --------

NET INVESTMENT INCOME                       8,449       8,215       5,058
                                         --------    --------    --------


REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments           13,358       4,721           2
Net realized gain on futures contracts        ---     165,620      81,710
                                         --------    --------    --------
                                           13,358     170,341      81,712
                                         --------    --------    --------

Net change in unrealized appreciation/
(depreciation) on investments and futures
contracts                                 154,008      (9,638)    (36,453)
                                         --------    --------    --------

NET REALIZED AND UNREALIZED GAIN          167,366     160,703      45,259
                                         --------    --------    --------

NET INCREASE IN NET ASSETS
          FROM OPERATIONS                $175,815    $168,918    $ 50,317
                                         ========    ========    ========


The accompanying notes are an integral part of the financial statements.

       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
          STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Russell
                                                    Nasdaq-100   2000 Small
                                       Everest Fund Index Fund Cap Index Fund
                                       ------------ ---------- --------------
                                                        Period from  Period from  Period from
                                                        December 29, December 28, December 29,
                                                            1999         1999         1999
                                                        to March 31, to March 31, to March 31,
                                                            2000         2000         2000
                                                        ------------ ------------ ------------
                                                         (Unaudited) (Unaudited)  (Unaudited)
                 OPERATIONS
                 Net investment income                   $    8,449  $     8,215  $     5,058
                 Net realized gain on investments
                  and futures                                13,358      170,341       81,712
                 Net change of unrealized
                  appreciation/(depreciation)
                  on investments and futures
                  contract                                  154,008       (9,638)     (36,453)
                                                         ----------  -----------  -----------
                                                            175,815      168,918       50,317

                 DISTRIBUTIONS TO SHAREHOLDERS
                 Net investment income                         ---           ---         ---
                 Net realized gain on investments              ---           ---         ---
                                                         ----------  -----------  -----------



                 FUND SHARE TRANSACTIONS
                 Proceeds from shares sold                2,956,513   12,042,848   15,690,038
                 Reinvestment of distributions                 ---           ---         ---
                 Payments for shares redeemed                  ---    (1,411,769)    (302,710)
                                                         ----------  -----------  -----------

                                                          2,956,513   10,631,079   15,387,328
                                                         ----------  -----------  -----------

                 NET INCREASE IN NET ASSETS               3,132,328   10,799,997   15,437,645

                 NET ASSETS
                 Beginning of period                           ---           ---         ---
                                                         ----------  -----------  -----------
                 End of period                           $3,132,328  $10,799,997  $15,437,645
                                                         ==========  ===========  ===========

                 UNDISTRIBUTED NET INVESTMENT INCOME     $    8,449  $     8,215  $     5,058
                                                         ==========  ===========  ===========

                 FUND SHARE TRANSACTIONS
                 Sold317,5311,000,4971,419,293
                 Reinvestment of distributions                 ---           ---          ---
                 Redeemed                                      ---      (122,848)     (26,670)
                                                         ----------  -----------  -----------

                 Net increase from fund
                  share transactions                        317,531      877,649    1,392,623
                                                         ==========  ===========  ===========

                 The accompanying notes are an integral part of the financial statements.

                 Everest Fund

                 MARCH 31, 2000
                 (unaudited)

                 COMMON STOCKS - 75.72%

                                                                SHARES    VALUE
                 CONSUMER, CYCLICAL - 8.13%
                    Belo (A.H.) Corp.                             3,000   $  53,625
                    General Motors Corp.                            300      24,844
                    Media General Inc.                              500      26,188
                 *  Sabre Holdings Corp.                          1,300      48,019
                    Target Corporation                              700      52,325
                 *  Tricon Global Restaurants Inc.                1,600      49,700
                                                                          ---------
                                                                            254,700

                 CONSUMER, NON-CYCLICAL - 14.71%
                    Beckman Coulter Inc.                          1,000      64,188
                    General Mills Inc.                            3,000     108,563
                    Heinz (H.J.) Co.                                700      24,413
                    Pepsico Inc.                                  2,900     100,231
                 *  Pharmacia & Upjohn Inc.                       2,000     118,500
                    Sara Lee Corp.                                2,500      45,000
                                                                          ---------
                                                                            460,894

                 ENERGY - 16.75%
                    Chevron Corporation                          1,300      120,169
                    Conoco Inc.                                  6,000      153,750
                    Exxon Mobil Corp.                            1,500      116,719
                    Texaco Inc.                                  2,500      134,063
                                                                          ---------
                                                                            524,700

                 FINANCIAL - 12.86%
                    Bank of America Corp.                        1,000       52,438
                    Bank One Corp.                               1,600       55,000
                    Chase Manhattan Corp.                          300       26,156
                    Fannie Mae                                     900       50,794
                    First Union Corp.                            3,500      130,375
                    Freddie Mac                                    500       22,094
                    J.P. Morgan & Company                          500       65,875
                                                                          ---------
                                                                            402,731

                 INDUSTRIAL - 11.49%
                    ITT Industries Inc.                          4,000      124,250
                    Minnesota Mining & Manufacturing Company     1,200      106,275
                 *  SPX Corp.                                      600      68,363
                    Textron Inc.                                 1,000       60,875
                                                                          ---------
                                                                            359,763

                 TECHNOLOGY - 4.34%
                    Computer Associates International Inc.       1,500    $  88,781
                    International Business Machines Corp.          400       47,200
                                                                          ---------
                                                                            135,981

                 UTILITIES - 7.44%
                    Bell Atlantic Corp.                            900       55,013
                    Bellsouth Corporation                        1,000       47,000
                    GTE Corporation                                700       49,700
                    SBC Communications Inc.                      1,200       50,400
                    Scana Corp.                                  1,262       30,998
                                                                          ---------
                                                                            233,110
                                                                          ---------

                       Total Common Stocks (cost $2,219,238)              2,371,879
                                                                          ---------

                 UNIT INVESTMENT TRUST - 7.92%
                    MidCap SPDR Trust Unit Series I              1,400      127,750
                    S&P 500 Depositary Receipt                     800      120,450
                                                                          ---------

                    Total Unit Investment Trust (cost $246,833)             248,200
                                                                          ---------

                 SHORT-TERM INVESTMENTS - 15.74%
                                                                PRINCIPAL VALUE
                 VARIABLE RATE DEMAND NOTES <F1> - 15.74%
                    American Family (5.770% due 12/31/31)        45,648       45,648
                    Firstar Bank (5.882% due 12/31/31)          116,545      116,545
                    General Mills (5.737% due 12/31/31)         107,700      107,700
                    Sara Lee (5.732% due 12/31/31)              107,700      107,700
                    Wisconsin Corporation (5.802% due 12/31/31) 107,504      107,504
                    Wisconsin Electric (5.770% due 12/31/31)      7,669        7,669
                                                                          ----------
                                                                             492,766
                                                                          ----------
                 Total Short-term Investments (cost $492,766)                492,766
                                                                          ----------

                 TOTAL INVESTMENTS - 99.38%
                       (cost $2,958,837)<F2>                               3,112,845
                                                                          ----------

                 OTHER ASSETS AND LIABILITIES - .62%                          19,483
                                                                          ----------

                 TOTAL NET ASSETS - 100%                                  $3,132,328
                                                                          ==========

                 * Non-income producing

                 <F1> Interest rates vary periodically based on current market rates.  Rates shown are as of March 31, 2000.  The maturity shown for each variable demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand.  Information shown is as of March 31, 2000.

                 <F2> Represent cost for tax purposes, which is substantially the same for financial reporting purposes.  Gross unrealized appreciation and depreciation of securities as of March 31, 2000 was $197,626 and ($43,618) respectively.

                 The accompanying notes are an integral part of the financial statements.

                 Nasdaq-100 Index Fund

                 MARCH 31, 2000
                 (unaudited)

                 COMMON STOCKS -  95.80%

                                                                SHARES   VALUE
                 BASIC MATERIALS - .10%
                    Sigma-Aldrich Corp                              417     $11,207

                 CONSUMER N, CYCLICAL - 5.59%
                 *  Adelphia Communications-Class A                 533      26,117
                 *  Amazon.Com Inc                                  994      66,598
                 *  Bed Bath & Beyond Inc                           828      32,603
                    Cintas Corp                                     881      34,524
                 *  Comcast Corp-Special Class A                  1,804      78,249
                 *  Costco Wholesale Corp                         1,028      54,034
                 *  Dollar Tree Stores Inc                          248      12,927
                 *  ebay Inc                                        423      74,448
                 *  Gemstar International Group Ltd                 951      81,786
                    Miller (Herman) Inc                             273       7,644
                 *  Northwest Airlines Corp                         305       6,901
                    PACCAR Inc                                      385      19,250
                 *  Staples Inc                                   1,385      27,700
                 *  Starbucks Corp                                1,120      50,190
                 *  USA Networks Inc                              1,379      31,114
                                                                         ----------
                                                                            604,084

                 CONSUMER, NON-CYCLICAL - 1.79%
                 *  Apollo Group Inc-Class A                        311       8,766
                    Biomet Inc                                      667      24,262
                 *  Concord EFS Inc                               1,018      23,350
                 *  MedImmune Inc                                   319      55,546
                 *  PacifiCare Health Systems                       188       9,377
                    Paychex Inc                                   1,029      53,894
                 *  Quintiles Transnational Corp                    707      12,063
                 *  VISX Inc                                        323       5,895
                                                                         ----------
                                                                            193,153

                 INDUSTRIAL - 4.08%
                 *  American Power Conversion Corp                1,111      47,634
                    Linear Technology Corp                        1,825     100,375
                 *  Maxim Integrated Products Inc                 1,708     121,375
                 *  Microchip Technology Inc                        279      18,344
                    Molex Inc                                       423      24,851
                 *  Sanmina Corp                                    596      40,267
                 *  Smurfit-Stone Container Corp                    937      15,870
                 *  Vitesse Semiconductor Corp                      748      71,995
                                                                         ----------
                                                                            440,712

                 TECHNOLOGY - 81.93%
                 *  3COM Corp                                       762      42,386
                 *  Adaptec Inc                                     375      14,484
                 *  ADC Telecommunications Inc                    1,662      89,540
                    Adobe Systems Inc                               513      57,103
                 *  Altera Corporation                            1,231     109,867
                 *  Amgen Inc                                     2,094     128,519
                 *  Apple Computer Inc                              993     134,862
                 *  Applied Materials Inc                         1,755     165,409
                 *  Applied Micro Circuits Corp                     605      90,788
                 *  At Home Corp - Series A                       1,249      41,139
                 *  Atmel Corp                                      726      37,480
                 *  Biogen Inc                                      810      56,599
                 *  BMC Software Inc                                816      40,290
                 *  BroadVision Inc                               1,181      52,997
                 *  Chiron Corp                                   1,115      55,611
                 *  CIENA Corp                                      729      91,945
                 *  Cisco Systems Inc                            10,809     835,671
                 *  Citrix Systems Inc                              944      62,540
                 *  CMGI Inc                                      1,296     146,853
                 *  CNET Networks Inc                               368      18,653
                 *  Compuware Corp                                  976      20,557
                 *  Comverse Technology Inc                         347      65,583
                 *  Conexant Systems Inc                          1,043      74,053
                 *  Dell Computer Corp                            4,143     223,463
                 *  EchoStar Communications - A                     986      77,894
                 *  Electronic Arts Inc                             284      20,217
                    Ericsson (LM) Telephone Co - Sp ADR           1,080     101,318
                 *  Fiserv Inc                                      673      25,027
                 *  Genzyme Corp - Genl Division                    463      23,208
                 *  Global Crossing Ltd                           3,672     150,323
                 *  i2 Technologies Inc                             735      89,762
                 *  Immunex Corp                                  3,001     190,376
                    Intel Corp                                    5,134     677,367
                 *  Intuit Inc                                    1,128      61,335
                 *  JDS Uniphase Corp                             2,955     356,262
                 *  KLA-Tencor Corporation                          976      82,228
                 *  Legato Systems Inc                              406      18,118
                 *  Level 3 Communications Inc                    1,112     117,594
                 *  Lycos Inc                                       588      41,307
                 *  McLeodUSA Inc-Cl A                              566      48,004
                 *  Metromedia Fiber Network-A                    1,133     109,618
                 *  Microsoft Corp                                7,864     835,550
                 *  Network Appliance Inc                         1,398     115,685
                 *  Network Associates Inc                          634      20,447
                 *  Network Solutions Inc                           345      53,028
                 *  Nextel Communications Inc-A                   1,972     292,349
                 *  Novell Inc                                    1,731      49,550
                 *  NTL Incorporated                                644      59,771
                 *  Oracle Corporation                            5,233     408,501
                 *  PanAmSat Corp                                   883      43,322
                 *  Parametric Technology Corp                    1,640      34,543
                 *  PeopleSoft Inc                                1,666      33,320
                 *  PMC - Sierra Inc                                664     135,249
                 *  QLogic Corp                                     328      44,444
                 *  QUALCOMM Inc                                  3,750     559,922
                 *  RealNetworks Inc                                634      36,098
                 *  RF Micro Devices Inc                            398      53,481
                 *  SDL Inc                                         325      69,184
                 *  Siebel Systems Inc                            1,002     119,676
                 *  Sun Microsystems Inc                          3,014     282,421
                 *  Synopsys Inc                                    357      17,404
                 *  Tellabs Inc                                   1,012      63,740
                 *  VERITAS Software Corp                         1,765     231,215
                 *  VoiceStream Wireless Corp                       751      96,738
                 *  Xilinx Inc                                    1,871     154,942
                 *  Yahoo! Inc                                    1,118     191,597
                                                                         ----------
                                                                          8,848,526

                 UTILITIES - 2.31%
                 *   MCI WorldCom Inc                             4,500     203,906
                 *   NEXTLINK Communications-A                      369      45,641
                                                                         ----------
                                                                            249,547
                                                                         ----------

                     Total Common Stocks (cost $10,351,201)              10,347,228
                                                                         ----------
                 SHORT-TERM INVESTMENTS <F3> - 4.20%
                                                                PRINCIPAL  VALUE
                 VARIABLE RATE DEMAND NOTES<F1> - .72%
                  American Family (5.770% due 12/31/31)          $7,650      $7,650
                  Firstar Bank (5.883% due 12/31/31)             17,078      17,078
                  Sara Lee (5.733% due 12/31/31)                 17,232      17,232
                  Warner Lambert (5.771% due 12/31/31)            1,520       1,520
                  Wisconsin Corporation (5.803% due 12/31/31)    17,091      17,090
                  Wisconsin Electric (5.770% due 12/31/31)       17,000      17,000
                                                                         ----------
                                                                             77,570
                                                                         ----------
                 U.S. TREASURY BILL - 3.48%
                  U.S. Treasury Bill (0.000% due 06/15/00)      380,000     375,510
                                                                         ----------

                 Total Short-term Investments (cost $453,080)               453,080
                                                                         ----------

                 TOTAL INVESTMENTS - 100%
                       (cost $10,804,281)<F2>                            10,800,308


                 OTHER ASSETS AND LIABILITIES - .00%                           -311

                 TOTAL NET ASSETS - 100%                                 $10,799,997
                                                                         ===========

                 * Non-income producing

                 <F1>  Interest rates vary periodically based on current market rates.  Rates shown are as of March 31, 2000.  The maturity shown for each variable demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand.  Information shown is as of March 31, 2000.
                 <F2>  Represent cost for tax purposes, which is substantially the same for financial reporting purposes.  Gross unrealized depreciation of securities as of March 31, 2000 was $9,638.
                 <F3>   Securities and other current assets with an aggregate value of
                 $445,735 have been segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2000:

                                                                     Unrealized
                                                                     Appreciation/
                 Type                               Contract        (Depreciation)
                 -----------------------------------------------------------------
                 Nasdaq 100 Index (06/00)               1              ($5,665)
                                                                       --------

                                                                       ($5,665)
                                                                       ========

                 Russell 2000 Small Cap Index Fund

                 MARCH 31, 2000
                 (unaudited)

                 COMMON STOCKS - 98.23%

                                                                SHARES  VALUE
                 BASIC MATERIALS - 2.79%
                 *Airgas Inc                                       961  $     7,988
                  Albemarle Corp                                   376        7,802
                  Amcol International Corp                         413        6,350
                  Arch Chemicals Inc                               333        6,660
                 *Battle Mountain Gold Co                        2,019        3,912
                 *Bethlehem Steel Corp                           2,022       12,132
                  Brush Wellman Inc                                251        4,424
                 *Buckeye Technologies Inc                         391        6,891
                 *Bush Boake Allen Inc                              94        2,614
                  Cambrex Corp                                     359       15,617
                  Caraustar Industries Inc                         392        5,537
                  Carpenter Technology                             284        5,911
                  ChemFirst Inc                                    279        5,423
                  Chesapeake Corp                                  327        9,667
                 *CK Witco Corporation                           1,779       18,124
                  Cleveland-Cliffs Inc                             172        4,096
                 *Cytec Industries Inc                             660       20,213
                  Deltic Timber Corp                               191        4,524
                  Ethyl Corp                                       961        2,943
                  Ferro Corp                                       543        9,672
                  Geon Company                                     323        6,945
                  Georgia Gulf Corp                                477       12,402
                 *Gibraltar Steel Corp                             116        1,907
                  Glatfelter (P.H.) Co                             395        4,197
                  H.B. Fuller Co.                                  205        8,187
                  Hanna (M.A.) Co                                  754        8,530
                 *International Specialty Products Inc             231        1,487
                 *Kaiser Aluminum Corp                             450        2,025
                  Lilly Industries Inc -Cl A                       351        4,344
                 *Lone Star Technologies Inc                       348       16,226
                  LTV Corp                                       1,541        5,490
                  Macdermid Inc                                    237        6,281
                 *Maxxam Inc                                        66        1,881
                  Minerals Technologies Inc                        289       12,879
                  Mississippi Chemical Corp                        402        2,739
                  National Steel Corp-Cl B                         311        2,294
                  NL Industries                                    334        4,342
                 *Octel Corp                                       184        1,794
                  Olin Corp                                        621       11,023
                  OM Group Inc                                     366       16,653
                  OMNOVA Solutions Inc                             507        2,852
                  Oregon Steel Mills Inc                           397        1,538
                  Potlatch Corp                                    400       17,200
                  Reliance Steel & Aluminum                        291        6,511
                  Rock-Tenn Company -Cl A                          188        1,833
                  Rouge Industries Inc-Cl A                        134          846
                 *RTI International Metals Inc                     234        2,062
                  Ryerson Tull Inc                                 208        3,224
                  Schulman (A.) Inc                                475        6,294
                  Schweitzer-Mauduit Intl Inc                      229        2,963
                  Southern Peru Copper Corp                        388        5,044
                  Spartech Corp                                    234        8,044
                 *Steel Dynamics Inc                               655        7,573
                  Stepan Co                                         89        1,930
                 *Stillwater Mining Company                        582       23,280
                  Terra Industries Inc                             502        1,161
                  Titanium Metals Corporation                      273        1,194
                 *U.S. Plastic Lumber Co                           489        4,523
                  USEC Inc                                       1,397        6,461
                 *W.R. Grace & Co                                1,020       12,941
                  Wausau-Mosinee Paper Corp                        792       10,247
                  Wellman Inc                                      523       10,362
                                                                        -----------
                                                                            430,205
                                                                        -----------
                 CONSUMER, CYCLICAL - 11.91%
                 *7-Eleven Inc                                   2,206        8,273
                 *99 Cents Only Stores                             185        7,261
                 *A.S.V. Inc                                       149        2,235
                  Ackerley Group Inc                               181        2,738
                 *Action Performance Cos Inc                       228        3,035
                 *ACTV Inc                                         557       19,530
                 *Advantica Restaurant Group                       504          756
                 *Advo Inc                                         280        7,000
                 *Aftermarket Technology Corp                      314        3,925
                 *Airtran Holdings Inc                             867        3,820
                 *Alaska Airgroup Inc                              380       11,424
                 *AMC Entertainment Inc                            279        1,412
                 *America West Holdings Corp-B                     509        7,890
                 *American Axle & Mfg Holdings                     146        2,163
                 *American Classic Voyages Co                      136        3,426
                  American Woodmark Corp                            73        1,506
                 *Ames Dept Stores Inc                             449       11,029
                 *AMF Bowling Inc                                1,289        2,739
                 *Amtran Inc                                        51          912
                 *Anchor Gaming                                    108        4,097
                 *Anicom Inc                                       387        2,346
                 *AnnTaylor Stores Corp                            335        7,705
                  Applebee's Intl Inc                              376       10,575
                  Arctic Cat Inc                                   278        2,850
                 *Argosy Gaming Company                            298        4,247
                  Arvin Industries Inc                             398        9,005
                 *Ascent Entertainment Group                       458        6,956
                 *Atlantic Coast Airlines Hldg                     177        4,580
                  Avado Brands Inc                                 266          748
                 *Aviall Inc                                       281        2,371
                 *Aviation Sales Company                           174        1,098
                 *Aztar Corp                                       615        5,843
                 *Bally Total Fitness Hldgs                        367        8,992
                  Bandag Inc                                       194        4,462
                 *Barnesandnoble.com Inc                           450        4,247
                  Bassett Furniture Inds                           189        2,646
                 *Bebe Stores Inc                                   39          492
                 *Beyond.com Corporation                           369        1,580
                  Bob Evans Farms                                  593        7,413
                 *Boca Resorts Inc -Cl A                           491        4,204
                 *Boise Cascade Office Product                     192        3,144
                 *Borders Group Inc                              1,204       20,694
                 *Boyd Gaming Corp                                 556        2,745
                 *Boyds Collection Ltd                             827        5,014
                 *Brightpoint Inc                                  823       10,082
                  Brown Shoe Company Inc                           281        3,372
                 *Buffets Inc                                      648        5,852
                  Burlington Coat Factory Warehouse                279        4,795
                 *Burlington Inds Inc                              796        3,483
                  Bush Industries  -Cl A                           139        1,929
                  Callaway Golf Company                          1,173       18,182
                 *Carmike Cinemas Inc-Cl A                         141          767
                  Casey's General Stores Inc                       813        8,841
                  Cash America Intl Inc                            391        4,863
                  Cato Corp  -Cl A                                 235        2,761
                  CBRL Group Inc                                   904        9,040
                 *CDnow Inc                                        242          915
                 *CEC Entertainment Inc                            419       11,365
                 *Cellstar Corp                                    526        4,208
                 *Champion Enterprises Inc                         625        3,594
                 *Championship Auto Racing                         149        3,278
                 *Charming Shoppes                               1,521        8,651
                 *Cheap Tickets Inc                                 67          946
                 *Cheesecake Factory (The)                         267       11,114
                 *Chico's FAS Inc                                  204        3,458
                 *Children's Place                                 260        3,705
                 *Choice Hotels Intl Inc                           846       12,214
                 *CHS Electronics Inc                              770          529
                  Churchill Downs Inc                              132        3,482
                 *Citadel Communications Corp                      349       14,723
                  CKE Restaurants Inc                              799        5,094
                  Coachmen Industries Inc                          257        3,550
                 *Coldwater Creek Inc                               41          697
                  Collins & Aikman Corp                            955        5,432
                 *Columbia Sportswear Co                           136        3,332
                  CompX International Inc                           33          629
                 *Consolidated Products Inc                        367        3,464
                 *Copart Inc                                       563        9,853
                 *Cost Plus Inc/California                         315       10,651
                 *Creative Computers Inc                            76          831
                 *Crestline Capital Corp                           285        4,970
                 *Crossmann Communities Inc                        112        1,774
                 *CSK Auto Corp                                    290        4,042
                 *Cumulus Media Inc - Cl A                         277        3,982
                 *Cyberian Outpost Inc                             223        1,896
                  D.R. Horton Inc                                  778       10,163
                 *Daisytek Intl Corp                               267        4,222
                 *Dan River Inc-Cl A                               236        1,519
                 *Dave & Buster's Inc                              181        1,618
                 *David's Bridal Inc                               125        1,508
                  Deb Shops Inc                                     54          743
                 *Delco Remy Intl Inc                              329        2,447
                 *Delia*S Inc                                      112          619
                 *Department 56 Inc                                258        3,822
                 *Direct Focus Inc                                 134        3,727
                 *Discount Auto Parts Inc                          139        1,242
                 *Donna Karan Intl Inc                             203        1,561
                  Dover Downs Entertainment                        209        2,665
                 *Dress Barn Inc                                   241        4,639
                 *Duane Reade Inc                                  264        6,138
                 *Dura Automotive Systems Inc                      238        4,091
                 *E4L Inc                                          259          550
                 *Egghead.com Inc                                  339        2,384
                 *Electronics Boutique Hldgs                        84        1,607
                 *Emmis Communications -Cl A                       704       32,736
                  Enesco Group Inc                                 207        1,462
                 *Entercom Communications Corp                     365       18,615
                  Ethan Allen Interiors Inc                        630       15,750
                  Exide Corp                                       294        3,473
                 *Extended Stay America Inc                      1,103        8,273
                 *Factory 2-U Stores Inc                           190        4,750
                 *Fairfield Communities Inc                        686        5,445
                 *Family Golf Centers Inc                          324          324
                 *Fatbrain.com Inc                                  49          530
                  Fedders Corp                                     463        2,575
                  Fleetwood Enterprises                            514        7,582
                 *Footstar Inc                                     300        8,475
                 *Frontier Airlines Inc                            271        3,218
                 *Furniture Brands Intl Inc                        723       13,601
                  G & K Services Inc -Cl A                         293        5,727
                  Gaylord Entertainment Co                         278        7,541
                 *GC Companies Inc                                  85        2,954
                 *Genesco Inc                                      348        4,568
                 *Getty Images Inc                                 451        16,208
                 *Global Sports Inc                                 78        1,453
                 *Goody's Family Clothing Inc                      290        1,758
                  Gray Communications System                       197        2,339
                  Grey Advertising Inc                               9        3,681
                 *Group 1 Automotive Inc                           240        2,790
                 *Gtech Holdings Corp                              579       10,748
                 *Guess? Inc                                       113        3,616
                  Guilford Mills Inc                               243        1,868
                 *Guitar Center Inc                                340        3,889
                 *Gymboree Corp                                    327        1,349
                 *Ha-Lo Industries Inc                             637        5,016
                 *Handleman Co                                     432        3,834
                 *Hanover Direct Inc                             1,833        4,353
                  Harman International                             248       14,880
                  Haverty Furniture                                276        2,933
                 *Hayes Lemmerz Intl Inc                           274        5,240
                  Heilig-Meyers Co                                 935        3,682
                 *Hollywood Entertainment Corp                     487        3,926
                 *Homebase Inc                                     518        1,036
                  Hughes Supply Inc                                361        5,596
                 *IDG Books Worldwide Inc-Cl A                      50          575
                 *Ihop Corp                                        310        4,340
                 *Information Holdings Inc                          70        2,192
                 *Insight Enterprises Inc                          316       11,514
                  Interface Inc                                    635        2,699
                 *Intertan Inc                                     437        6,009
                 *Jack In The Box Inc                              632       13,470
                 *Jakks Pacific Inc                                232        5,003
                 *JLK Direct Distribution-Cl A                      67          611
                 *Jo-Ann Stores Inc-Cl A                           249        2,085
                 *Journal Register Co                              717       10,576
                  Kaufman & Broad Home Corp                        735       15,757
                  Kellwood Co                                      427        7,499
                 *Kenneth Cole Productions-A                        21          824
                 *Keystone Automotive Inds Inc                     236        1,387
                  Kimball International  -Cl B                     489        5,379
                  K-Swiss Inc  -Cl A                                97        1,437
                 *Landry's Seafood Restaurants                     395        2,518
                 *Lands' End Inc                                   206       12,669
                  La-Z-Boy Inc                                     805       12,377
                  Lee Enterprises                                  681       17,791
                  Lennar Corp                                      722       15,658
                  Libbey Inc                                       247        6,762
                 *Lithia Motors Inc-Cl A                           108        1,647
                 *Lodgian Inc                                      370        1,388
                 *Loews Cineplex Entertainment                     212          742
                 *Lone Star Steakhouse & Saloon                    510        5,196
                  Luby's Inc                                       345        3,256
                 *Macrovision Corp                                 412       35,484
                  Marcus Corporation                               349        4,515
                 *Marketing Services Group Inc                     280        4,970
                 *Marvel Enterprises Inc                           124          736
                  MDC Holdings Inc                                 344        6,171
                 *Merisel Inc                                    1,238        2,089
                 *Mesa Air Group Inc                               464        2,900
                 *Mesaba Holdings Inc                              189        2,162
                 *Metromedia Intl Group Inc                        796        4,478
                 *Michaels Stores Inc                              429       17,482
                 *Midwest Express Holdings                         217        5,561
                  Mikasa Inc                                       106          788
                 *Miller Industries Inc/Tenn                       613        2,337
                 *Modem Media Poppe Tyson Inc                       95        3,076
                 *Monaco Coach Corp                                267        5,073
                  Morrison Management Special                      186        5,162
                  Movado Group                                     138        1,389
                 *MSC Industrial Direct Co-A                       416        7,488
                 *Musicland Stores Corp                            467        2,977
                  National Presto Inds Inc                         113        3,687
                 *National R.V. Holdings Inc                       131        2,071
                 *Nautica Enterprises Inc                          480        5,640
                 *Navarre Corp                                     196          772
                 *NPC International Inc                            150        1,144
                 *NVR Inc                                          156        8,424
                  Oakwood Homes                                    726        2,768
                 *O'charleys Inc                                   215        2,795
                 *OEA Inc                                          317        3,051
                 *Officemax Inc                                  1,747       11,356
                 *On Command Corporation                           152        2,280
                  Oneida Ltd                                       213        4,127
                 *O'Reilly Automotive Inc                          525        7,448
                  Oshkosh B'gosh Inc  -Cl A                        187        3,366
                  Oshkosh Truck Corp                               222        6,896
                  Owens & Minor Inc Hldg Co                        504        5,355
                  Oxford Industries Inc                            100        1,813
                 *P.F. Changs China Bistro Inc                      94        3,114
                 *Pacific Sunwear Of Calif                         424       16,324
                 *Palm Harbor Homes Inc                            282        4,336
                 *Papa John's Intl Inc                             346       11,418
                 *Parkervision Inc                                 106        3,127
                 *Paxson Communications Corp                       459        3,557
                 *PC Connection Inc                                 56        1,582
                 *Pegasus Communications Corp                      169       23,787
                 *Pegasus Systems Inc                              289        4,570
                  Penton Media Inc                                 328        8,528
                  Pep Boys-Manny Moe & Jack                        713        4,233
                 *Petco Animal Supplies Inc                        325        3,859
                 *PETsMart Inc                                   1,722        5,166
                  Phillips-Van Heusen                              349        2,683
                  Pier 1 Imports Inc                             1,490       15,273
                  Pillowtex Corp                                   137          548
                 *Pinnacle Entertainment Inc                       362        7,353
                 *Playboy Enterprises  -Cl B                       306        6,082
                  Polaris Industries Inc                           376       11,327
                 *Polycom Inc                                      331       26,211
                 *Prime Hospitality Corp                           753        5,459
                  Pulitzer Inc                                     109        4,455
                  Pulte Corp                                       496       10,354
                 *Quiksilver Inc                                   331        5,813
                 *R.H. Donnelley Corp                              516        8,772
                 *Racing Champions Corp                            178          679
                 *Radio One Inc                                    130        8,661
                 *Rare Hospitality Intl Inc                        165        3,207
                 *Reebok International Ltd                         710        6,568
                  Regis Corp                                       457        6,769
                 *Restoration Hardware Inc                         207        1,087
                  Ruby Tuesday Inc                                 478        8,365
                  Russell Corp                                     427        6,111
                 *Ryan's Family Steak Houses Inc                   557        5,326
                  Ryland Group Inc                                 219        4,106
                 *Saga Communications Inc-Cl A                     120        2,295
                 *Salton Inc                                       139        6,029
                 *Scholastic Corp                                  214       11,543
                 *School Specialty Inc                             268        5,762
                 *Scientific Games Hldgs Corp                      150        2,475
                 *SCP Pool Corp                                    154        4,716
                 *Select Comfort Corporation                       278        1,529
                 *Shoe Carnival Inc                                129        1,193
                 *Shop At Home Inc                                 403        3,476
                 *Shopko Stores Inc                                468        8,307
                  Simpson Industries                               277        2,718
                 *Sinclair Broadcast Group-A                       385        3,441
                 *Sirius Satellite Radio Inc                       251       14,307
                 *Sitel Corp                                       671        4,613
                  Skyline Corp                                     138        2,993
                  Skywest Inc                                      321       12,559
                 *Smart & Final Inc                                115          855
                 *Sonic Corp                                       281        7,657
                 *Source Media Inc                                 210        2,888
                  Spiegel Inc  -Cl A                               250        2,000
                  Springs Industries Inc-Cl A                      163        6,194
                  Standard Motor Prods                             123        1,830
                  Standard Pacific Corp                            387        3,870
                 *Station Casinos Inc                              368        8,027
                 *Stein Mart Inc                                   435        3,589
                 *Steinway Musical Instruments                     134        2,521
                  Stride Rite Corp                                 709        5,716
                 *Sunbeam Corporation                            1,425        5,967
                 *Sunglass Hut Intl                                631        4,930
                 *Sunterra Corporation                             554        1,108
                  Superior Industries Intl                         303        9,601
                 *Systemax Inc                                     551        5,028
                  Talbots Inc                                      175       10,303
                 *Tarrant Apparel Group                             83          623
                 *The Bombay Company Inc                           560        1,855
                 *The Buckle Inc                                   123        1,983
                 *The Finish Line-Cl A                             266        2,594
                 *The Men's Wearhouse Inc                          392       11,613
                  Thor Industries Inc                              107        2,601
                 *Timberland Company   -Cl A                       152        7,752
                  Titan International Inc                          245        1,761
                 *Toll Brothers Inc                                319        6,380
                 *Topps Company (The)                              671        5,578
                  Toro Co                                          177        5,299
                 *Tower Automotive Inc                             619       10,136
                 *Tractor Supply Company                           103        2,112
                 *Trans World Airlines                             905        2,093
                 *Trans World Entertainment Cp                     498        4,980
                 *Travelocity.Com Inc                              192        5,640
                 *Trendwest Resorts Inc                             58        1,370
                 *Tropical Sportswear Intl                          69          845
                  True North Communications                        665       26,143
                 *Tuesday Morning Corp                             118        1,696
                 *Tweeter Home Entertainmt Grp                     164        7,257
                 *U S Home Corp                                    194        7,372
                 *U S Office Products Co                           567        1,418
                 *U.S. Franchise Systems Inc-A                     208        1,040
                 *Ubid Inc                                          35        1,026
                 *Unifi Inc                                        913        8,160
                  Unifirst Corp                                    165        1,856
                 *United Auto Group Inc                            329        2,899
                 *United Retail Group Inc                          202        1,919
                 *United Stationers Inc                            497       17,737
                  United Television Inc                             60        7,943
                 *Urban Outfitters Inc                             154        2,272
                 *Vail Resorts Inc                                 343        5,531
                 *Valley Media Inc                                  53          305
                 *Value America Inc                                153          497
                 *Value City Dept Stores Inc                       221        3,066
                  Value Line Inc                                    29        1,073
                 *Valuevision Intl Inc-Cl A                        576       23,832
                  Virco Mfg Corporation                             86          892
                  Wabash National Corp                             330        4,599
                  Watsco Inc                                       263        2,745
                 *Webb (Del E.) Corp                               232        3,437
                 *Wesco International Inc                          472        3,658
                 *West Marine Inc                                  123        1,222
                 *Westwood One Inc                               1,058       38,353
                 *Wet Seal Inc  -Cl A                              167        2,630
                 *Whitehall Jewellers Inc                          244        5,734
                 *Windmere-Durable Holdings                        348        5,133
                  Winnebago Industries                             219        3,956
                 *WMS Industries Inc                               352        3,476
                  Wolverine World Wide                             636        6,996
                 *Worldpages.Com Inc                               185        1,781
                 *Wyndham International -Cl A                    2,083        3,906
                  Wynn's International Inc                         220        3,039
                 *Young Broadcasting Inc-A                         144        2,736
                 *Youthstream Media Networks                       195        2,559
                 *Ziff-Davis Inc                                   411        6,422
                 *Zomax Inc                                        166       10,003
                                                                        -----------
                                                                          1,838,090
                                                                        -----------
                 CONSUMER, NON-CYCLICAL - 12.60%
                  Aaron Rents Inc                                  274        4,127
                 *Abgenix Inc                                      139       19,199
                  ABM Industries Inc                               250        5,875
                 *Accredo Health Inc                                73        2,418
                 *Acuson Corp                                      315        4,666
                 *Administaff Inc                                  138        5,417
                 *Advance Paradigm Inc                             290        3,444
                 *Agribrands International Inc                     161        6,329
                 *Ahl Services Inc                                 123        1,245
                 *Alaris Medical Inc                               192          408
                 *Albany Molecular Research                         95        5,546
                 *Algos Pharmaceuticals Corp                       184        2,645
                 *Alkermes Inc                                     372       34,410
                  Alpharma Inc-Cl A                                296       10,878
                 *Alterra Healthcare Corp                          340        1,360
                 *American Italian Pasta Co-A                      282        6,944
                 *American Retirement Corp                         264        2,261
                 *Ameripath Inc                                    332        2,698
                 *Amerisource Health Corp-Cl A                     747       11,205
                 *Anesta Corp                                      185        2,448
                 *Applied Analytical Inds Inc                      150        1,566
                 *Apria Healthcare Group Inc                       802       11,579
                  Arrow International Inc                          175        5,491
                 *Aurora Foods Inc                                 269          807
                 *Avis Group Holdings Inc                          338        5,957
                 *Bacou USA Inc                                     73        1,141
                  Banta Corp                                       410        7,534
                 *Barr Laboratories Inc                            203        8,526
                 *Beringer Wine Estates-B                          281       10,081
                 *Berlitz International Inc                         39          446
                 *Beverly Enterprises Inc                        1,449        5,343
                 *Billing Concepts Corp                            594        4,177
                  Bindley Western Inds                             416        5,642
                 *Biomatrix Inc                                    225        5,738
                  Block Drug Company-Cl A                          228        6,284
                  Bowne & Co Inc                                   569        7,326
                 *Bright Horizons Family Solut                     188        4,066
                 *Britesmile Inc                                   156        1,492
                  Brooke Group Ltd                                 187        2,279
                 *Budget Group Inc-Cl A                            403        1,990
                 *Burns International Services                     170        1,785
                 *Cadiz Inc                                        540        4,590
                 *Canandaigua Brands Inc/ Cl A                     248       12,648
                 *Capital Senior Living Corp                       166          519
                 *Career Education Corp                            114        3,990
                 *Careerbuilder Inc                                 72          297
                 *Caremark Rx Inc                                3,077       12,885
                 *Carematrix Corporation                           153          201
                 *Carey International Inc                          149        2,533
                 *Carriage Services Inc-Cl A                       174          707
                  Carter-Wallace Inc                               331        6,206
                 *CDI Corp                                         170        3,230
                 *Celgene Corp                                     264       26,285
                 *Cell Pathways Inc                                310       10,656
                 *Central Garden & Pet Co                          312        3,081
                  Central Parking Corp                             189        3,780
                 *Century Business Services                      1,093        3,176
                 *Cephalon Inc                                     471       17,663
                 *Charles River Associates Inc                     111        2,158
                 *Chattem Inc                                      151        2,133
                  Chemed Corp                                      138        4,140
                  Chiquita Brands Intl                             642        3,050
                 *Chirex Inc                                       212        4,081
                  Church & Dwight Co., Inc.                        597       10,261
                 *Closure Medical Corporation                       96        2,520
                  Coca-Cola Bottling Co Consolidated                19        1,006
                 *Coinstar Inc                                     310        3,909
                 *Columbia Laboratories Inc                        354        4,160
                 *Conmed Corp                                      235        5,890
                 *Consolidated Graphics Inc                        195        2,498
                  Cooper Companies Inc                             214        6,888
                 *COR Therapeutics Inc                             351       23,139
                 *Corinthian Colleges Inc                           67        1,072
                 *Corixa Corp                                      230        9,488
                  Corn Products Intl Inc                           574       13,812
                 *Cornell Corrections Inc                          147        1,562
                 *Corporate Executive Board Co                     129        6,547
                 *Costar Group Inc                                  99        3,651
                 *Coulter Pharmaceutical Inc                       259        7,900
                 *Covance Inc                                      906        9,740
                 *Coventry Health Care Inc                         913        7,761
                  CPI Corp                                         123        2,867
                  Crawford & Co  -Cl B                             560        7,210
                 *CSS Inds Inc                                      95        1,817
                 *Cyberonics                                       275        5,139
                 *Cygnus Inc                                       340        4,930
                 *Cytyc Corporation                                555       26,779
                 *Data Broadcasting Corp                           463        3,530
                 *Data Transmission Network                        157        4,465
                  Datascope Corp                                   187        5,937
                 *DBT Online Inc                                   152        2,822
                 *Del Monte Foods Co                               804        8,593
                  Delta & Pine Land Co                             593       11,712
                  Diagnostic Products Corp                         172        4,203
                 *Diamond Tech Partners Inc                        192       12,624
                  Dimon Inc                                        686        1,629
                 *Dollar Thrifty Automotive Gp                     372        6,394
                  Dreyer's Grand Ice Cream Inc                     213        5,485
                 *Duff & Phelps Credit Rating                       71        7,078
                 *Dura Pharmaceuticals Inc                         682        8,397
                 *Duramed Pharmaceuticals Inc                      335        2,240
                  Earthgrains Company                              655        9,743
                 *Eclipse Surgical Tech Inc                        291        2,164
                 *Education Management Corp                        293        4,230
                 *Electro Rent Corp                                222        2,581
                 *Encompass Services Corp                          929        5,342
                 *F.Y.I. Inc                                       182        4,937
                  Farmer Bros Co                                    13        2,327
                 *First Consulting Group Inc                       260        4,225
                 *First Health Group Corp                          756       23,909
                  Fleming Companies Inc                            598        9,007
                 *Forrester Research Inc                            86        4,666
                 *Fossil Inc                                       218        5,109
                 *Franklin Covey Co                                314        2,277
                 *Geltex Pharmaceuticals Inc                       205        3,434
                 *General Cigar Holdings Inc                       114        1,724
                 *Gilead Sciences Inc                              677       42,905
                 *Gliatech Inc                                     146        2,528
                 *Grand Union Co                                   462        1,357
                  Great Atlantic & Pac Tea Co                      268        5,226
                 *Guilford Pharmaceuticals Inc                     355        8,254
                 *Haemonetics Corp/Mass                            399        8,978
                 *Hain Food Group Inc                              278        7,871
                 *Hanger Orthopedic Group Inc                      294        1,562
                  Harland (John H.) Co                             466        6,291
                 *Heidrick & Struggles Intl                        223        8,948
                 *Hemispherx Biopharma Inc                         375        4,055
                 *Henry Schein Inc                                 370        5,989
                  Herbalife International-Cl A                     198        2,797
                 *Hines Horticulture Inc                           340        2,656
                  Hooper Holmes Inc                                444       15,235
                 *Idexx Laboratories Inc                           563       13,125
                 *Igen International Inc                           153        3,825
                 *Imclone Systems                                  437       33,594
                 *Impath Inc                                       121        4,447
                  Imperial Sugar Co                                487          852
                  Ingles Markets Inc  -Cl A                        149        1,555
                 *Integrated Electrical Svcs                       475        2,494
                 *Interim Services Inc                             843       15,648
                 *International Home Foods Inc                     375        6,000
                  Intl Multifoods Corp                             263        3,518
                  Invacare Corp                                    367       10,070
                 *Iron Mountain Inc                                510       17,372
                 *Isis Pharmaceuticals Inc                         473        6,652
                 *ITT Educational Services Inc                     224        3,584
                 *J & J Snack Foods Corp                            94        1,868
                  Jones Pharma Inc                                 845       25,667
                  Jostens Inc                                      514       12,529
                 *K V Pharmaceutical Co-Cl B                       182        5,346
                  Kelly Services Inc -Cl A                         275        6,583
                 *King Pharmaceuticals Inc                         425       13,388
                 *Korn/Ferry International                         339       10,085
                 *Kroll-O'gara Company                             177        1,936
                 *Labor Ready Inc                                  548        5,412
                 *Laboratory Crp Of Amer Hldgs                   1,006        4,338
                  Lance Inc                                        372        3,953
                  Landauer Inc                                     122        2,227
                 *Laser Vision Centers Inc                         388        2,692
                 *Lasersight Inc                                   274        1,798
                 *Lason Inc                                        291        1,919
                 *LCA-Vision Inc                                   448        2,282
                 *Learning Tree International                      166        5,893
                 *Lifepoint Hospitals Inc                          479        7,963
                 *Ligand Pharmaceuticals-Cl B                      694       12,319
                 *Macrochem Corp                                   324        2,268
                 *Magellan Health Services Inc                     493        2,373
                 *Mail-Well Inc                                    594        5,160
                 *Mannatech Inc                                     95          356
                 *Matria Healthcare Inc                            567        3,012
                 *Maximus Inc                                      174        5,307
                  McGrath Rentcorp                                 137        2,175
                 *Medicis Pharmaceutical-Cl A                      437       17,480
                 *Medquist Inc                                     553       15,035
                 *Memberworks Inc                                  188        7,544
                  Mentor Corp/Minn                                 319        8,613
                  Michael Foods Inc                                220        4,620
                 *Mid Atlantic Medical Svcs                        700        6,475
                  Midas Inc                                        250        6,000
                 *National Equipment Services                      366        2,288
                 *National Processing Inc                          115        1,093
                 *Nationsrent Inc                                  628        3,297
                  Natures Sunshine Prods Inc                       211  1,688
                 *Navigant Consulting Co                           572  6,292
                 *NBTY Inc                                         849  11,621
                 *NCO Group Inc                                    185  5,908
                 *NCS Healthcare Inc-Cl A                          218  395
                 *Neff Corp                                        179  1,275
                 *Neurogen Corp                                    182  5,619
                  New England Business Service                     190  3,278
                 *Nextera Enterprises Inc-A                        148  1,175
                 *NFO Worldwide Inc                                277  6,094
                 *Novoste Corporation                              218  8,720
                 *Oakley Inc                                       444  4,718
                 *Ocular Sciences Inc                              242  3,808
                  Ogden Corp                                       762  9,096
                 *On Assignment Inc                                166  7,470
                 *Orthodontic Centers of America                   624  11,700
                 *Osteotech Inc                                    218  2,916
                 *Parexel International Corp                       389  3,671
                 *Pathogenesis Corp                                253  5,756
                 *Patterson Dental Company                         372  14,229
                 *Pediatrix Medical Group Inc                      240  1,740
                  Pennzoil-Quaker State Co                       1,202  12,546
                 *Performance Food Group Co                        192  4,200
                 *Perrigo Company                                  951  7,222
                 *Personnel Group of America Inc                   397  2,432
                 *Pharmaceutical Product Development               283  4,793
                 *Pharmaceutical Resources Inc                     265  1,656
                 *Pharmacyclics Inc                                232  12,920
                 *Phycor Inc                                     1,132  1,167
                  Pilgrims Pride Corp-Cl B                         250  1,578
                 *Playtex Products Inc                             443  5,759
                 *Plexus Corp                                      272  18,122
                 *Prepaid Legal Services Inc                       297  8,817
                 *Primark Corp                                     308  7,431
                 *Priority Healthcare Corp-B                        63  3,166
                 *Professional Detailing Inc                        55  1,375
                 *Profit Recovery Group Intl                       552  10,212
                 *Protection One Inc                               301  621
                 *Provant Inc                                      141  1,128
                 *Province Healthcare Co                           186  5,324
                 *Proxymed Inc                                     280  2,380
                 *PSS World Medical Inc                          1,095  7,425
                 *Quanta Services Inc                              517  31,375
                 *Quest Diagnostics Inc                            624  24,804
                 *Quorum Health Group Inc                        1,089  10,958
                 *Ralcorp Holdings Inc                             443  6,424
                 *Renaissance Worldwide Inc                        564  2,943
                 *Renal Care Group Inc                             688  14,921
                 *Rent-A-Center Inc                                269  4,035
                 *Rent-Way Inc                                     259  5,051
                 *Res-Care Inc                                     298  2,794
                 *Resmed Inc                                       229  16,345
                 *Respironics Inc                                  508  7,303
                 *Rexall Sundown Inc                               522  7,373
                  Riviana Foods Inc                                111  1,762
                 *Robert Mondavi Corp-Cl A                         129  4,499
                  Rollins Inc                                      262  3,897
                 *Romac International Inc                          627  5,682
                  Ruddick Corp                                     466  5,097
                  Russ Berrie & Co Inc                             158  2,923
                  Sanderson Farms Inc                               91  739
                 *Sangstat Medical Corp                            235  6,507
                 *Schein Pharmaceutical Inc                         78  1,253
                 *Scotts Company (The)-Cl A                        283  11,886
                  Seaboard Corp                                      5  895
                 *Sicor Inc                                      1,366  14,172
                 *Sierra Health Services                           414  2,044
                 *Smithfield Foods Inc                             699  13,980
                  Smucker (J.M.) Co -Cl A                          396  7,277
                 *Sola International Inc                           383  2,346
                 *Source Information Mgmt Co                       152  2,660
                 *Staff Leasing Inc                                264  1,535
                 *Staffmark Inc                                    453  3,596
                  Standard Register Co                             192  2,472
                 *Startek Inc                                      110  8,113
                 *Steris Corp                                    1,040  10,660
                  Strayer Education Inc                            112  2,912
                 *Suiza Foods Corp                                 481  19,360
                 *Summit Technology Inc                            720  6,570
                 *Sunrise Assisted Living Inc                      285  3,776
                 *Sunrise Medical Inc                              342  2,138
                 *Sunrise Technologies Intl                        711  5,010
                 *Supergen Inc                                     294  14,112
                 *Superior Consultant Hldgs                        111  1,866
                 *Syncor Intl Corp-Del                             150  4,950
                 *Techne Corp                                      311  21,459
                 *Tejon Ranch Co                                   101  2,291
                 *Teletech Holdings Inc                            340  11,730
                 *Theragenics Corp                                 403  5,390
                 *Thermo Bioanalysis Corp                           29  803
                 *Thermo Cardiosystems Inc                         240  3,360
                 *Total Renal Care Holdings                      1,158  3,619
                 *Towne Services Inc                               222  389
                 *Track Data Corp                                  193  1,417
                 *Trex Medical Corp                                132  396
                 *Triad Hospitals Inc                              522  8,744
                 *Triangle Pharmaceuticals Inc                     503  7,922
                  Tupperware Corporation                           889  14,057
                 *Twinlab Corporation                              351  2,501
                 *United Natural Foods Inc                         136  2,040
                  Universal Corp-Va                                477  7,185
                  Universal Foods Corp                             724  15,476
                 *US Oncology Inc                                  875  3,938
                 *Varian Medical Systems Inc                       470  21,444
                 *Ventana Medical Systems                          209  9,026
                 *Vertex Pharmaceuticals Inc                       395  18,491
                 *Veterinary Centers Of America                    332        4,565
                  Vital Signs Inc                                   99  2,271
                 *Vlasic Foods International                       439  1,043
                 *Volt Info Sciences Inc                           128  4,600
                 *Wackenhut Corp-Cl A                              201  2,801
                 *Wackenhut Corrections Corp                       156  1,502
                  Wallace Computer Svcs Inc                        600  7,088
                 *Wesley Jessen Visioncare                         269  9,667
                  West Pharmaceutical Services                     194  4,911
                 *Whole Foods Market Inc                           405  16,782
                 *Wild Oats Markets Inc                            256  5,248
                 *Xceed Inc                                        194  4,656
                 *Zapata Corp                                      208  988
                                                                        -----------
                                                                          1,945,031
                                                                        -----------
                 DIVERSIFIED - .06%
                 *Triarc Companies                                 248        4,960
                  Walter Industries Inc                            652        5,053
                                                                        -----------
                                                                             10,013
                                                                        -----------
                 ENERGY - 3.53%
                  Arch Coal Inc                                    531  3,717
                 *Atwood Oceanics Inc                              164  10,875
                 *Barrett Resources Corp                           441  13,147
                 *Basin Exploration Inc                            220  3,286
                 *Belco Oil & Gas Corp                             142  1,473
                  Berry Petroleum  -Cl A                           280  4,813
                  Cabot Oil & Gas Corp  -Cl A                      353  6,376
                 *Cal Dive International Inc                        90  4,568
                  Carbo Ceramics Inc                                75  2,109
                 *Chesapeake Energy Corp                         1,182  3,842
                  Consol Energy Inc                                347  3,665
                  Cross Timbers Oil Co                             752  9,823
                 *Dril-Quip                                        141  6,645
                 *EEX Corporation                                  654  2,207
                  Equitable Resources Inc                          509  22,810
                 *Evergreen Resources Inc                          191  4,620
                 *Forest Oil Corp                                  502  5,334
                 *Friede Goldman Halter Inc                        448  3,080
                 *Global Industries Ltd                            939  13,733
                 *Grey Wolf Inc                                  2,545  10,021
                 *Hanover Compressor Co                            442  25,139
                 *Harken Energy Corp                             2,067  2,067
                  Helmerich & Payne                                763  23,653
                 *Houston Exploration Company                      126  2,268
                 *HS Resources Inc                                 258  5,450
                 *Input/Output Inc                                 697  4,269
                 *IRI International Corp                           250  2,359
                 *Key Energy Services Inc                        1,275  14,822
                 *Louis Dreyfus Natural Gas                        300  10,200
                 *Marine Drilling Co Inc                           881  24,172
                 *McMoran Exploration Co                           197  3,731
                 *Meridian Resource Corp                           409  1,585
                  Mitchell Energy & Development -Cl A              317  6,934
                 *National-Oilwell Inc                             752  23,218
                 *Newfield Exploration Company                     570  20,093
                 *Newpark Resources Inc                          1,064  8,512
                 *Nuevo Energy Co                                  255  5,483
                 *Oceaneering Intl Inc                             322  6,038
                 *Parker Drilling Co                             1,006  5,030
                 *Patterson Energy Inc                             503  15,970
                 *Pioneer Natural Resources Co                   1,546  16,426
                 *Plains Resources Inc                             245  3,063
                  Pogo Producing Co                                619  17,680
                 *Pride International Inc                          931  21,238
                  RPC Inc                                          206  1,944
                 *Seacor Smit Inc                                  173  10,445
                 *Seitel Inc                                       374  2,969
                  St. Mary Land & Exploration                      171  5,109
                 *Stone Energy Corp                                253  12,460
                 *Swift Energy Co                                  301  5,380
                 *Tesoro Petroleum Corp                            499  5,739
                 *Tom Brown Inc                                    498  9,151
                 *Transmontaigne Inc                               404  2,752
                 *Tuboscope Inc                                    451  7,667
                 *UTI Energy Corp                                  214  8,079
                  Valero Energy Corp                               760  23,275
                 *Varco International Inc                          941  11,880
                 *Veritas Dgc Inc                                  394  11,081
                  Vintage Petroleum Inc                            684  13,766
                  WD-40 Co                                         210  4,410
                  Western Gas Resources Inc                        234  3,715
                                                                        -----------
                                                                            545,363
                                                                        -----------
                 FINANCIAL - 14.16%
                  1st Source Corporation                           170  3,326
                 *Acceptance Insurance Cos Inc                     178  968
                  Advanta Corp-Cl A                                306  6,216
                  Advest Group Inc                                 113  2,147
                 *Affiliated Managers Group                        355  16,863
                  Alabama National Bancorp                         146  2,774
                 *Alexander's Inc                                   52  3,302
                  Alexandria Real Est Equities                     178  5,340
                  Alfa Corporation                                 611  10,845
                 *Alleghany Corp                                    74  13,912
                  Alliance Bancorp                                 159  2,832
                  Allied Capital Corp                              963  16,792
                  Amcore Financial Inc                             435  7,776
                  American Annuity Group Inc                       121  1,845
                  American Indust Props Reit                       273  3,225
                 *Americredit Corp                               1,154  18,825
                  Amerus Life Holdings Inc-A                       232  4,205
                  AMLI Residential Properties                      224  4,592
                 *Amresco Inc                                      752  1,010
                  Anchor Bancorp Wisconsin Inc                     389  6,175
                  Anchor Financial Corp                            124  3,538
                  Andover Bancorp Inc                              100  2,856
                 *Arcadia Financial Ltd                            608  3,040
                  Area Bancshares Corp                             185  3,677
                  Argonaut Group Inc                               258  5,176
                  Associated Estates Realty Cp                     255  2,056
                  Baldwin & Lyons Inc -Cl B                        203  3,933
                  Bancfirst Corp                                    63  1,670
                  Bancfirst Ohio Corp                              103  2,215
                  Banco Santander Puerto Rico                      125  1,492
                  Bancorpsouth Inc                                 881  14,426
                  Bancwest Corporation                             778  15,366
                  Bank Of Granite Corp                             176  3,509
                  Bank United Corp-Cl A                            500  15,781
                  BankAtlantic Bancorp Inc-B                       657  3,901
                  BankNorth Group Inc                              359  9,626
                  Bay View Capital Corp                            383  2,873
                  Bedford Property Investors                       315  5,060
                  Berkley (WR) Corp                                262  6,042
                 *Bok Financial Corporation                        185  3,423
                  Boykin Lodging Company                           263  3,090
                  Bradley Real Estate Inc                          371  6,330
                  Brandywine Realty Trust                          543  9,299
                  Bre Properties  -Cl A                            689  17,785
                  Brenton Banks Inc                                252  2,111
                  Brookline Bancorp Inc                            206  1,957
                  Brown & Brown Inc                                165  6,383
                  BSB Bancorp Inc                                  125  2,609
                  BT Financial Corp                                257  4,016
                  Burnham Pacific Ppty Inc                         497  3,510
                  Cabot Industrial Trust                           626  11,659
                  Camden Property Trust                            620  16,779
                  Capital Automotive Reit                          333  3,996
                  Capital City Bank Group Inc                       87  1,707
                  Capitol Federal Financial                      1,410  13,307
                  Capstead Mortgage Corp                           877  3,398
                 *Carolina First Corp                              396  5,198
                 *Castle & Cooke Inc                               203  3,413
                  Cathay Bancorp Inc                               139  6,394
                 *CB Richard Ellis Services                        318  3,458
                  CBL & Associates Properties                      348  7,112
                 *Centennial Bancorp                               302  2,907
                  Center Trust Inc                                 367  2,340
                  Centerpoint Properties Corp                      317  11,551
                  Century South Banks Inc                          159  3,339
                  CFS Bancorp Inc                                  301  2,709
                  Charter Municipal Mtg Accptc                     317  3,844
                  Chateau Communities Inc                          326  8,313
                  Chelsea Gca Realty Inc                           243  7,047
                  Chemical Financial Corp                          217  4,801
                  Chittenden Corp                                  434  12,884
                  Citizens Banking Corp Mich                       624  12,168
                  City Holding Co                                  260  3,120
                  CAN Surety Corporation                           255  3,554
                  Colonial Properties Trust                        401  9,524
                  Commerce Bancorp Inc                             449  16,613
                  Commerce Group Inc                               394  11,623
                  Commercial Net Lease Realty                      467  4,874
                  Commonwealth Bancorp Inc                         184  2,335
                  Community First Bankshares                       725  11,600
                  Community Trust Bancorp Inc                      187  3,366
                 *Compucredit Corp                                 119  4,306
                 *Conning Corp                                     209  2,599
                  Cornerstone Realty Income Trust                  603  6,520
                  Corus Bankshares Inc                             143  3,378
                  Cousins Properties Inc                           374  13,768
                  CPB Inc                                          130  3,153
                 *Credit Acceptance Corp                           341  1,854
                 *Creditrust Corporation                            71  213
                  Crown American Realty                            354  1,881
                  CVB Financial Corp                               221  3,122
                  Dain Rauscher Corp                               192  12,660
                 *Delphi Financial Group-ClA                       234  7,108
                  Developers Divers Realty Crp                     921  12,779
                  Dime Community Bancshares                        194  3,068
                  Doral Financial Corp                             491  5,554
                  Downey Financial Corp                            314  6,673
                 *DVI Inc                                          149  2,123
                  E. W. Blanch Holdings Inc                        202  4,040
                  East West Bancorp Inc                            345  3,817
                  Eastgroup Properties                             245  5,268
                  Eaton Vance Corp                                 464  19,923
                  Enhance Financial Svcs Group                     417  5,890
                  Entertainment Properties Trust                   231  3,046
                  Equity Inns Inc                                  574  3,910
                  Essex Property Trust Inc                         278  10,008
                  F & M National Corp                              354  7,788
                  F&M Bancorp                                      144  2,592
                 *Farm Family Holdings Inc                          84  2,499
                  Farmers Capital Bank Corp                         98  3,332
                  FBL Financial Group Inc-Cl A                     203  3,045
                  FCNB Corp                                        163  2,353
                 *Federal Agric Mtg Corp-Cl C                      119  1,845
                  Federal Realty Invs Trust                        622  12,012
                  Fidelity National Financial Inc                  364  5,028
                 *Financial Federal Corp                           166  3,019
                 *Finet.com Inc                                    913  1,170
                  First American Finl Corp                         859  12,187
                  First Bancorp/Puerto Rico                        360  6,345
                  First Busey Corp                                 167  3,350
                  First Charter Corp                               242  3,146
                  First Citizens Bcshs  -Cl A                       83  4,687
                  First Commerce Bcshs Inc-B                        87  3,018
                  First Commonwealth Finl Corp                     954  8,228
                  First Federal Capital Corp                       236  2,758
                  First Financial Bancorp                          548  9,864
                  First Financial Corp/Indiana                      95  3,295
                  First Financial Holdings Inc                     205  2,896
                  First Financial Bankshares Inc                   153  4,016
                  First Indiana Corp                               142  2,627
                  First Industrial Realty Trust                    586  15,969
                  First Merchants Corporation                      185  3,723
                  First Midwest Bancorp Inc                        548  13,289
                 *First Republic Bank                              146  2,893
                  First Sentinel Bancorp Inc                       613  4,712
                  First United Bancshares                          390  3,998
                  First Washington Bancorp Inc                     174  3,176
                  First Washington Realty Trust                    128  2,376
                 *Firstfed Financial Corp                          283  3,750
                  Flagstar Bancorp Inc                             109  1,417
                  FNB Corp                                         310  5,696
                  Forest City Enterprises-Cl A                     243  7,138
                 *FPIC Insurance Group Inc                         149  2,608
                 *Freedom Securities Corp                          237  3,703
                 *Friedman Billings Ramsey-A                       355  3,861
                  Frontier Financial Corp                          225  4,163
                  Frontier Insurance Group Inc                     465  465
                  Gables Residential Trust                         392  8,820
                  Gallagher (Arthur J.) & Co                       566  18,395
                  GBC Bancorp                                      165  3,826
                  Getty Realty Corp                                118  1,328
                  Glacier Bancorp Inc                              135  1,907
                  Glenborough Realty Trust Inc                     478  6,931
                  Glimcher Realty Trust                            366  4,941
                  Golf Trust Of America Inc                        119  1,964
                 *Grand Premier Financial Inc                      236  3,245
                  Great Lakes Reit Inc                             254  3,842
                  Great Southern Bancorp Inc                       101  1,865
                  Greater Bay Bancorp                              206  8,292
                 *Hamilton Bancorp Inc                             129  2,016
                  Hancock Holding Co                               141  4,353
                  Harbor Florida Bancshares                        195  2,218
                  Harleysville Group Inc                           205  2,973
                  Harleysville National Corp                       122  3,309
                  Harris Financial Inc                             133  956
                  HCC Insurance Holdings Inc                       617  8,175
                  Health Care Pptys Invest Inc                     771  19,612
                  Health Care Reit Inc                             439  6,146
                 *Healthaxis Inc                                   151  2,171
                  Healthcare Realty Trust Inc                      616  10,318
                  Hilb, Rogal & Hamilton Co                        202  5,517
                  Home Properties Of New York Inc                  297  7,945
                  Horace Mann Educators                            632  11,653
                  Hospitality Properties Trust                     779  15,775
                  HSB Group Inc                                    448  12,964
                  Hudson River Bancorp                             253  2,530
                  Hudson United Bancorp                            777  16,851
                 *Imperial Bancorp                                 572  17,732
                 *Imperial Credit Industries                       398  1,791
                  Independence Community Bank                    1,032  11,481
                  Independent Bank Corp -Mass                      181  2,161
                  Indymac Mortgage Holdings                      1,101  16,446
                  Innkeepers USA Trust                             534  4,339
                 *Insignia Financial Group Inc                     275  3,850
                  International Bancshares Crp                     192  7,776
                  Interwest Bancorp Inc                            245  3,369
                  Investors Financial Svcs Cp                      224  13,188
                  IRT Property Co                                  512  4,096
                  Irwin Financial Corp                             166  2,490
                  JDN Realty Corp                                  522  5,416
                  Jefferies Group Inc (New)                        328  7,503
                  John Nuveen Co-Cl A                              109  4,169
                 *Jones Lang Lasalle Inc                           465  7,208
                  JP Realty Inc                                    198  3,527
                  Kansas City Life Ins Co                          107  2,581
                  Kilroy Realty Corp                               430  9,057
                  Koger Equity Inc                                 412  7,107
                  Konover Property Trust                           476  2,648
                  Landamerica Financial Group                      215  4,166
                  Lasalle Hotel Properties                         186  2,325
                  Leucadia National Corp                           615  14,606
                  Lexington Corporate Pptys Trust                  265  2,733
                  Liberty Corp                                     248  9,300
                  Liberty Financial Companies                      205  4,062
                  LNR Property Corp                                386  7,358
                 *Local Financial Corp                             316  2,706
                  LTC Properties Inc                               422  2,268
                  Macerich Company (The)                           464  9,570
                  Maf Bancorp Inc                                  370  5,989
                  Manufactured Home Communitie                     311  7,192
                 *Markel Corp                                       67  9,749
                  Medallion Financial Corp                         172  2,892
                 *Medical Assurance Inc                            362  6,901
                  Merchants New York Bancorp                       296  4,866
                  Meristar Hospitality Corp                        736  12,834
                  Metris Companies Inc                             595  23,131
                  MGI Properties Inc                               212  1,100
                  Mid-America Apartment Comm                       284  6,390
                  Midamerica Bancorp                               130  3,380
                  Midland Co                                        68  1,598
                  Mid-State Bancshares                             174  4,350
                  Midwest Banc Holdings Inc                        128  1,728
                  Mills Corp                                       234  4,212
                  Mississippi Valley Bancshrs                       96  2,292
                 *MMI Companies Inc                                280  2,765
                  Mony Group Inc                                   728  23,524
                  Morgan Keegan Inc                                440  7,700
                  N B T Bancorp Inc                                276  4,002
                  National City Bancshares/Ind                     273  5,187
                 *National Discount Brokers                        162  7,999
                  National Golf Properties Inc                     191  4,023
                  Nationwide Health Pptys Inc                      712  7,432
                  Nationall Bancorp Of Alaska Inc                  227  8,573
                  Nationall Health Investors Inc                   375  4,477
                  National Penn Bcshs Inc                          275  5,569
                 *National Western Life Ins-Cl A                    31  2,511
                 *Net.B@Nk Inc                                     363  4,719
                 *New Century Financial Corp                       150  1,491
                 *Nextcard Inc                                      83  1,270
                  Niagara Bancorp Inc                              193  1,882
                  Northwest Bancorp Inc                            224  1,498
                  Oceanfirst Financial Corp                        202  3,169
                 *Ocwen Financial Corp                             587  4,549
                  Ohio Casualty Corp                               926  16,552
                  Omega Financial Corp                             135  3,485
                  Omega Healthcare Investors                       306  1,932
                  One Valley Bancorp Inc                           514  17,797
                  Oriental Financial Group                         175  3,325
                  Pacific Capital Bancorp                          378  9,167
                  Pacific Gulf Properties Inc                      276  5,417
                  Pan Pacific Retail Pptys Inc                     137  2,526
                  Park National Corp                               131  11,528
                  Parkway Properties Inc                           155  4,563
                  Penn Real Estate Investment Trust                182  2,958
                 *Penn Treaty American Corp                         90  1,502
                  Peoples Holding Company                           96  2,352
                  PFF Bancorp Inc                                  202  3,131
                 *Philadelphia Cons Hldg Co                        131  1,932
                  Phoenix Investment Partners                      674  5,224
                 *PICO Holdings Inc                                154  1,713
                 *Pinnacle Holdings Inc                            429  23,702
                 *Pioneer Group Inc                                408  9,486
                  PMA Capital Corporation-Cl A                     269  4,708
                  Premier National Bancorp                         261  3,948
                  Prentiss Properties Trust                        579  12,919
                  Presidential Life Corp                           359  4,936
                  Prime Group Realty Trust                         137  1,961
                  Prime Retail Inc                                 668  1,461
                 *Prism Financial Corporation                       38  274
                 *Professionals Group Inc                          139  2,684
                  Provident Bankshares Corp                        393  6,190
                  PS Business Parks Inc/Ca                         364  7,417
                  Queens County Bancorp Inc                        259  4,678
                  R & G Financial Corp-Cl B                        156  1,404
                  Radian Group Inc                                 560  26,670
                  Raymond James Financial Inc                      622  12,907
                  Realty Income Corp                               413  7,950
                  Reckson Assoc Realty Corp                        622  11,663
                  Redwood Trust Inc                                116  1,718
                  Regency Realty Corp                              544  10,744
                  Reliance Group Holdings                          984  3,444
                  Republic Bancorp                                 699  6,531
                  Republic Bancorp Inc-Cl A                         89  723
                 *Republic Bancshares Inc                           86  1,086
                  Republic Security Finl Corp                      766  5,027
                  Resource America Inc-Cl A                        359  2,603
                  Resource Bancshares Mtg Grp                      308  1,213
                  RFS Hotel Investors Inc                          385  4,139
                  Richmond County Finl Corp                        473  7,627
                  Riggs National Corp Wash D C                     294  3,583
                 *Risk Capital Holdings Inc                        136  2,227
                  RLI Corp                                         123  4,121
                  S & T Bancorp Inc                                413  7,073
                  Sandy Spring Bancorp Inc                         148  3,071
                  Saul Centers Inc                                 163  2,628
                  Scpie Holdings Inc                               186  5,696
                  Seacoast Financial Services Cor                  407  4,019
                  Second Bancorp Inc                               162  2,835
                 *Security Capital Group-B                         621  8,966
                  Selective Insurance Group                        423  7,217
                  Shoreline Financial Corp                         150  2,250
                  Shurgard Storage Centers-A                       447  11,678
                  Siebert Financial Corp                            11  141
                 *Sierracities.Com Inc                             253  3,384
                 *Silicon Valley Bancshares                        301  21,634
                  Simmons First Natl Corp-Cl A                     112  2,870
                  Sky Financial Group Inc                        1,204  19,565
                  SL Green Realty Corp                             333  7,909
                  Smith Charles E Residential                      304  10,982
                 *Southwest Bancorp of Texas                       431  8,378
                  Southwest Securities Group                       182  7,906
                  Sovran Self Storage Inc                          192  3,888
                  St Francis Capital Corp                          131  1,834
                  Stancorp Financial Group                         221  6,050
                  State Auto Financial Corp                        213  1,704
                  Staten Island Bancorp Inc                        610  10,446
                  Sterling Bancshares Inc                          400  3,825
                  Sterling Financial Corp                          121  2,254
                  Stewart Info Services                            178  2,815
                  Storage USA Inc                                  432  13,230
                  Student Loan Corp                                 61  2,497
                  Summit Properties Inc                            351  6,713
                  Sun Communities Inc                              268  7,739
                  Susquehanna Bancshares Inc                       570  7,873
                  Tanger Factory Outlet Center                      81  1,554
                  Taubman Centers Inc                              532  5,919
                  Texas Regional Bancshares-A                      222  5,647
                  The Trust Company of New Jersey                  250  4,844
                  Thornburg Mortgage Asset Corp                    331  2,441
                  Town & Country Trust                             243  4,070
                 *Trammell Crow Co                                 372  4,115
                  Trenwick Group Inc                               154  2,175
                 *Triad Guaranty Inc                               205  4,164
                  Trustco Bank Corp Ny                             825  9,642
                 *UICI                                             587  3,889
                  UMB Financial Corp                               265  9,739
                 *UniCapital Corp                                  822  1,952
                  United Asset Mgmt Corp                           811  14,040
                  United Bankshares Inc                            658  14,476
                  United Community Financial                       544  3,791
                  United Dominion Realty Trust                   1,588  15,979
                  United Fire & Casualty Co                        105  2,021
                  United National Bancorp                          245  5,283
                  Urban Shopping Centers Inc                       156  4,534
                  US Restaurant Properties                         237  3,096
                  USB Holding Co Inc                               147  2,196
                  USBancorp Inc                                    205  2,306
                 *Ventas Inc                                       840  2,783
                  W Holding Company Inc                            651  6,245
                  Washington Federal Inc                           842  16,051
                  Washington Real Estate Investments               550  8,250
                  Webster Financial Corp                           585  13,455
                  Weingarten Realty Investments                    411  15,104
                 *Wellsford Real Properties                        315  2,737
                  Wesbanco Inc                                     307  5,929
                  West Coast Bancorp                               236  2,316
                  Westcorp                                         139  1,946
                  Western Properties Trust                         265  2,716
                  Westfield America Inc                            445  6,035
                 *WFS Financial Inc                                 64  1,244
                  Whitney Holding Corp                             348  11,354
                  Zenith National Insurance                        146  3,239
                                                                        -----------
                                                                        2,185,338

                 INDUSTRIAL - 15.18%
                 *ABC-Naco Inc                                     293  2,564
                 *ACX Technologies Inc                             215  887
                 *Advanced Energy Industries                       157  8,007
                 *AEP Industries Inc                                51  1,613
                  Agco Corp                                        918  10,442
                  Airborne Freight Corp                            750  18,000
                 *Albany International Corp-Cl A                   289  4,281
                  Alexander & Baldwin Inc                          665  13,716
                 *Alltrista Corp                                   104  2,353
                 *Alpine Group Inc                                 203  1,827
                 *Amerco                                           132  2,426
                 *American Freightways Corp                        333  4,974
                 *American Superconductor Corp                     238  10,591
                  Ametek Inc                                       496  9,548
                 *Ampex Corp-Cl A                                  689  2,153
                 *Amphenol Corp-Cl A                               249  25,460
                 *Anadigics Inc                                    413  27,258
                  Analogic Corp                                     95  3,503
                  Apogee Enterprises Inc                           429  1,703
                  Applied Industrial Tech Inc                      322  5,152
                  Applied Power Inc-Cl A                           600  17,100
                  Aptargroup Inc                                   486  12,970
                 *Arnold Industries Inc                            292  3,741
                 *Artesyn Technologies Inc                         514  9,734
                 *Astec Industries Inc                             226  6,003
                 *Asyst Technologies Inc                           461  26,969
                  Atlas Air Inc                                    217  5,940
                  Baldor Electric                                  498  8,995
                  Barnes Group Inc                                 263  3,814
                 *Belden Inc                                       375  10,313
                 *Benchmark Electronics Inc                        250  9,250
                  Blount International Inc                         474  6,103
                  BMC Industries Inc                               422  2,400
                 *Brady Corporation - Cl A                         321  10,011
                  Brooks Automation Inc                            171  10,688
                  Butler Manufacturing Co                           82  2,004
                  C&D Technologies Inc                             196  11,564
                 *C.H. Robinson Worldwide Inc                      634  23,617
                  Cable Design Technologies                        434  14,729
                 *Calgon Carbon Corp                               525  3,445
                  Casella Waste Systems Inc-A                      156  1,170
                 *Castle (A.M.) & Co                               169  2,113
                 *Catalytica Inc                                   889  12,946
                  C-Cube Microsystems Inc                          625  45,508
                  Centex Construction Products                     128  3,360
                 *Chart Industries Inc                             247  787
                  Checkpoint Systems Inc                           441  3,693
                  Circle International Group Inc                   191  4,966
                  Clarcor Inc                                      369  6,550
                 *CMI Corp-Cl A                                    286  1,305
                 *Cognex Corp                                      535  30,863
                  Coherent Inc                                     379  19,708
                  Cohu Inc                                         305  12,715
                 *Columbus Mckinnon Corp                           192  2,520
                 *Comfort Systems USA Inc                          463  2,952
                  Commercial Intertech Corp                        202  3,977
                 *Commercial Metals Co                             193  5,332
                 *Consolidated Freightways                         305  1,801
                 *Covenant Transport Inc-Cl A                      118  1,873
                  Credence Systems Corp                            330  41,291
                  CTS Corp                                         424  24,168
                 *Cubic Corp                                        82  1,845
                 *Cuno Incorporated                                250  6,781
                 *Cymer Inc                                        436  21,800
                  Dal-Tile International Inc                       838  6,652
                  Detroit Diesel Corp                              131  2,505
                 *Dexter Corp                                      355  18,815
                 *DII Group Inc                                    567  64,106
                  Dionex Corp                                      340  11,199
                 *Donaldson Co Inc                                 624  14,079
                 *DSP Group Inc                                    389  25,674
                 *Dycom Industries Inc                             591  28,811
                 *Earthshell Corp                                  410  1,691
                  EGL Inc                                          237  5,540
                 *Elcor Corp                                       301  10,385
                 *Electro Scientific Industries Inc                405  23,490
                 *Emcor Group Inc                                  131  2,751
                  Esterline Technologies Corp                      267  3,471
                 *Federal Signal Corp                              710  12,824
                  Fisher Scientific International                  617  27,457
                  Florida East Coast Industries                    478  23,183
                  Florida Rock Industries                          290  8,120
                 *Flowserve Corporation                            575  7,403
                  Forward Air Corporation                          220  5,211
                  Foster Wheeler Corp                              628  4,239
                 *Franklin Electric Co Inc                          68  4,344
                 *Fritz Companies Inc                              306  3,098
                 *FSI International Inc                            382  7,831
                 *Gardner Denver Inc                               197  3,706
                  Gaylord Container Corp-A                         824  5,253
                 *General Cable Corp                               473  3,695
                 *Genlyte Group Inc                                188  3,666
                  Genrad Inc                                       412  5,099
                  Gentek Inc                                       235  3,290
                  Gerber Scientific Inc                            303  5,852
                  Graco Inc                                        225  6,525
                  Granite Construction Inc                         290  7,830
                 *Greif Bros Corp  -Cl A                           208  6,630
                 *Griffon Corporation                              468  3,656
                  Hadco Corp                                       210  13,571
                  Harmon Industries Inc                            156  2,828
                 *Harsco Corp                                      619  17,912
                  Heartland Express Inc                            266  3,736
                 *Helix Technology Corp                            344  20,662
                 *Hexcel Corp                                      228  1,140
                  Hub Group Inc-Cl A                                96  1,464
                  Hunt (JB) Transportation Services Inc            329  4,503
                 *Hussmann International Inc                       785  9,960
                  Identix Inc                                      350  9,756
                 *Idex Corp                                        456  12,426
                  Imation Corp                                     562  14,998
                  Imco Recycling Inc                               226  2,500
                 *Innovex Inc                                      228  2,230
                 *Insituform Technologies-Cl A                     308  9,433
                  Integrated Device Tech Inc                     1,307  51,790
                  Intermet Corp                                    348  3,176
                 *Interpool Inc                                    201  1,319
                 *Ionics Inc                                       249  6,365
                 *IT Group Inc                                     351  2,654
                 *ITI Technologies Inc                             131  3,897
                 *Ivex Packaging Corp                              323  2,443
                  Jacobs Engineering Group Inc                     339  10,933
                  JLG Industries Inc                               680  6,205
                  Justin Industries                                251  4,518
                 *Kaydon Corp                                      474  12,946
                  Kemet Corp                                       589  37,254
                 *Kennametal Inc                                   434  13,047
                 *Kent Electronics Corp                            432  12,609
                 *Kirby Corp                                       378  7,466
                 *Knight Transportation Inc                        101  1,768
                 *Kulicke & Soffa Industries                       363  23,255
                  Landstar System Inc                              146  7,994
                  Lawson Products Inc                               90  2,143
                  Lincoln Electric Holdings                        577  13,956
                  Lindsay Manufacturing Co 193  3,305
                 *Liqui-Box Corp                                    47  2,238
                  Littelfuse Inc                                   301  11,043
                  Longview Fibre Co                                796  11,741
                 *LSI Industries Inc                               156  3,032
                 *Lydall Inc                                       241  2,109
                  Magnetek Inc                                     374  3,413
                  Manitowoc Company Inc                            400  10,825
                  Mark IV Industries Inc                           718  15,841
                  Mascotech Inc                                    567  6,662
                 *Matthews International Corp-Cl A                 226  5,113
                 *Maverick Tube Corp                               274  8,888
                 *Mechanical Technology Inc                        118  8,378
                  Mestek Inc                                        46  776
                  Metals USA Inc                                   465  3,081
                 *Methode Electronics  -Cl A                       555  28,028
                 *Mettler-Toledo International                     594  24,317
                  Micrel Inc                                       442  42,432
                  Milacron Inc                                     570  8,229
                  Mine Safety Appliances Co                         48  3,324
                 *Modine Manufacturing Co                          343  8,618
                 *Molecular Devices Corp                           148  11,359
                 *Moog Automotive Inc                               64  1,176
                 *Morrison Knudsen Corp                            490  3,614
                 *MS Carriers                                      141  3,314
                  Mueller Industries Inc                           539  16,372
                  Myers Industries Inc                             236  2,832
                  Nacco Industries  -Cl A                          100  4,794
                 *NCH Corp                                          40  1,813
                  NCI Building Systems Inc                         283  5,324
                  Newport News Shipbuilding                        478  14,460
                 *Nordson Corp                                     217  9,996
                 *Nortek Inc                                       147  3,252
                  Offshore Logistics                               325  4,509
                  Overseas Shipholding Group                       387  8,877
                 *Park Electrochemical Corp                        144  3,528
                  Paxar Corp                                       646  6,218
                  Perkinelmer Inc                                  712  47,348
                  Pitt-Des Moines Inc                               66  1,493
                  Pittston Brink's Group                           737  12,529
                  Polaroid Corp                                    686  16,293
                 *Polymer Group Inc                                319  4,067
                 *Power Integrations Inc                           340  8,500
                  Power-One Inc                                    226  13,645
                 *Precision Castparts Corp                         377  13,761
                 *Presstek Inc                                     421  9,999
                  PRI Automation Inc                               305  18,643
                  Quanex Corp                                      220  3,960
                 *Rayonier Inc                                     428  20,865
                  Rayovac Corp                                     423  9,835
                  Regal Beloit                                     323  5,653
                  Republic Group Inc                               147  1,580
                  Roadway Express Inc                              196  3,969
                 *Robbins & Myers Inc                              121  2,859
                  Rogers Corp                                      117  7,342
                  Rollins Truck Leasing Corp                       720  6,075
                  Roper Industries Inc                             466  15,815
                 *Sauer Inc                                        183  1,773
                 *Sawtek Inc                                       375  19,711
                 *Scott Technologies Inc                           226  4,266
                 *Sensormatic Electronics Corp                   1,083  24,300
                 *Shorewood Packaging Corp                         324  6,946
                 *Silgan Holdings Inc                              168  2,037
                 *Simpson Manufacturing Co Inc                     125  4,938
                  Sipex Corporation                                279  9,852
                  SLI Inc                                          282  4,794
                 *Smith (A.O.) Corp                                325  5,850
                 *Specialty Equipment Cos                          189  3,922
                 *Speedfam-Ipec Inc                                382  7,592
                  SPS Technologies Inc                             195  5,948
                  Standex International Corp                       178  2,759
                 *Starrett (L.S.) Co  -Cl A                        103  2,421
                  Stericycle Inc                                   209  5,225
                  Stewart & Stevenson Services                     431  4,849
                 *Stone & Webster Inc                              137  1,987
                  Stoneridge Inc                                   186  2,139
                 *Sturm Ruger & Co Inc                             300  2,625
                 *Swift Transportation Co Inc                      569  11,665
                  Syntroleum Corp                                  414  9,677
                  Technitrol Inc                                   179  10,427
                  Tektronix Inc                                    682  38,192
                 *Tennant Co                                       139  4,309
                 *Terex Corp                                       380  5,463
                  Tetra Tech Inc                                   529  12,564
                 *Texas Industries Inc                             324  10,085
                 *Thermedics Inc                                   274  2,243
                 *Thermo Ecotek Corporation                         34  278
                 *Thermo Fibertek Inc                               92  633
                 *Thermo Optek Corp                                 61  907
                  Thermoquest Corporation                           93  1,558
                  Thomas Industries Inc                            244  4,575
                  Timken Co                                        778  12,643
                 *Tredegar Corporation                             310  8,351
                 *Trex Company Inc                                  66  2,525
                  Trimble Navigation Ltd                           327  8,420
                 *Trinity Industries                               608  14,402
                 *U S Liquids Inc                                  204  1,326
                 *U.S. Can Corporation                             142  2,760
                 *U.S. Xpress Enterprises-A                         92  811
                  UCAR International Inc                           695  9,165
                 *Universal Forest Products                        226  2,797
                 *Unova Inc                                        654  8,829
                  URS Corp                                         194  2,546
                 *UsFreightways Corporation                        408  15,275
                  Valence Technology Inc                           367  8,647
                 *Valmont Industries                               268  4,623
                 *Varian Inc                                       480  18,420
                 *Veeco Instruments Inc                            151  11,174
                 *Vicor Corp                                       286  5,148
                 *Waste Connections Inc                            241  2,922
                  Waste Industries Inc                              46  506
                  Watts Industries Inc-Cl A                        258  3,193
                  Werner Enterprises Inc                           474  8,058
                 *Westinghouse Air Brake Co                        654  6,949
                 *Wisconsin Central Transport                      790  9,678
                  Wolverine Tube Inc                               196  2,511
                 *Woodward Governor Co                             126  2,898
                 *Worthington Industries                         1,144  14,157
                 *Xtra Corp                                        203  7,714
                 *Yellow Corporation                               383  7,062
                  Zebra Technologies Corp-Cl A                     378  18,900
                                                                        -----------
                                                                        2,342,777

                 TECHNOLOGY - 34.32%
                 *24/7 Media Inc                                   225  8,888
                 *3DFX Interactive Inc                             320  3,820
                  AAR Corp                                         422  7,042
                 *About.com Inc                                     61  5,376
                 *Acclaim Enmnt Inc                                633  2,097
                 *Act Networks Inc                                 150  1,519
                 *Actel Corp                                       316  11,277
                 *Activision Inc                                   393  4,741
                 *Actuate Corporation                              379  20,395
                 *Adaptive Broadband Corp                          247  13,215
                 *Adelphia Business Solutions                      231  14,235
                 *Adtran Inc                                       307  18,247
                 *Advanced Digital Info Corp                       622  21,304
                 *Advanced Fibre Communication                   1,112  69,709
                 *Advanced Radio Telecom Corp                      371  12,289
                 *Advantage Learning Systems Inc                   132  2,195
                 *Advent Software Inc                              381  17,478
                 *Aerial Communications Inc                        248  14,090
                 *Aeroflex Inc                                     250  12,375
                 *Affymetrix Inc                                   266  39,484
                 *Allaire Corp                                     206  15,579
                 *Allen Telecom Inc                                426  6,789
                 *Alliance Semiconductor Corp                      377  8,082
                 *Alliant Techsystems Inc                          153  9,008
                 *Alpha Industries Inc                             256  24,320
                 *American Management Systems                      648  28,391
                 *American Mobile Satellite Cp                     282  6,768
                 *American Xtal Technology Inc                     252  8,159
                 *Amkor Technology Inc                           1,397  74,128
                 *Anacomp Inc                                      172  2,677
                 *Analysts International Corp                      328  3,239
                  Ancor Communications Inc                         422  17,355
                 *Andrew Corp                                    1,265  28,937
                 *Anixter International Inc                        326  9,087
                 *Answerthink Consulting Group                     419  10,239
                 *Antec Corp                                       370  16,581
                 *Apex Inc                                         284  10,544
                 *Applied Graphics Technologie                     250  1,500
                 *Appliedtheory Corporation                         72  1,503
                 *Arguss Holdings Inc                              167  3,737
                 *Ashton Technology Group Inc                      383  3,232
                 *Aspect Communications Corp                       732  27,130
                 *Aspect Development Inc                           707  45,513
                 *Aspen Technology Inc                             388  15,666
                 *ATMI Inc                                         313  14,946
                 *Auspex Systems Inc                               424  4,664
                 *Autobytel.com Inc                                130  1,068
                 *Autoweb.com Inc                                  103  740
                 *Avant! Corporation                               594  7,425
                 *Avid Technology Inc                              342  6,113
                 *Aviron                                           208  5,785
                 *AVT Corporation                                  381  4,501
                 *Aware Inc/Mass                                   249  9,991
                 *Axent Technologies Inc                           431  8,108
                 *Banyan Systems Inc                               376  6,604
                 *Barra Inc                                        171  5,793
                 *BE Aerospace Inc                                 358  2,103
                 *Bell & Howell Co                                 228  7,125
                  Bindview Development Corp                        513  15,935
                 *Bio-Rad Laboratories -Cl A                       131  3,570
                 *Bio-Technology General Corp                      815  12,633
                 *Black Box Corporation                            295  20,424
                 *Bottomline Technologies Inc                      111  4,045
                 *Brio Technology Inc                              277  10,457
                 *BroadVision Inc                                2,574  115,508
                 *Brooktrout Inc                                   166  4,814
                 *Burr-Brown Corp                                  594  32,299
                 *CACI International Inc-Cl A                      142  4,251
                 *CAIS Internet Inc                                109  2,636
                 *Cambridge Tech Partners Inc                      789  10,701
                 *Caprock Communications Corp                      511  25,039
                 *Carrier Access Corp                              147  7,828
                 *Catapult Communications Corp                      73  744
                 *CCC Information Services Grp                     337  7,246
                 *C-Cor.Net Corporation                            381  18,669
                 *Cerner Corp                                      405  10,935
                 *Choicepoint Inc                                  454  16,968
                 *Ciber Inc                                        696  14,268
                 *Cirrus Logic Inc                               1,011  18,451
                 *Cognizant Tech Solutions Crp                      94  5,875
                 *Com21 Inc                                        262  12,314
                 *Commonwealth Telephone Entrp                     158  7,416
                 *Commscope Inc                                    743  33,899
                 *Complete Business Solutions                      362  8,100
                 *Compucom Systems Inc                             735  3,859
                 *Computer Horizons Corp                           480  8,220
                 *Computer Network Tech Corp                       361  6,318
                 *Computer Task Group Inc                          250  2,750
                  Concentric Network Corp                          649  35,695
                 *Concord Communications Inc                       221  7,859
                 *Concur Technologies Inc                          210  3,163
                 *Concurrent Computer Corp                         800  10,150
                 *Cotelligent Inc                                  181  1,052
                 *Cree Inc                                         387  43,683
                 *CT Communications Inc                            144  8,640
                  CTC Communications Group Inc                     200  8,525
                 *Curtiss-Wright Corp                               76  2,784
                  Cybercash Inc                                    272  3,672
                 *Cybex Computer Products Corp                     242  9,105
                 *Cypress Semiconductor Corp                     1,619  79,837
                 *Dallas Semiconductor Corp                        906  31,823
                  Datastream Systems Inc                           245  7,105
                 *Dendrite International Inc                       467  9,778
                 *Digital Microwave Corp                         1,048  35,501
                 *Digital River Inc                                244  5,246
                 *Documentum Inc                                   226  17,628
                 *Dupont Photomasks Inc                             74  4,287
                 *E.Spire Communications Inc                       788  5,541
                 *Earthweb Inc                                      96  2,364
                 *Echelon Corp                                     287  18,799
                 *Eclipsys Corp                                    538  10,424
                 *Efax.com                                         132  718
                 *Electric Lightwave Inc-Cl                        133  3,175
                 *Electroglas Inc                                  307  10,515
                 *Elot Inc                                         970  5,699
                 *ELOYALTY Corporation                             661  15,781
                 *Emcore Corp                                      154  17,720
                 *Emulex Corp                                      503  54,890
                 *Engineering Animation Inc                        184  2,427
                 *Entremed Inc                                     210  12,443
                 *Entrust Technologies Inc                         246  20,929
                 *Enzo Biochem Inc                                 338  23,829
                 *Enzon Inc                                        567  21,369
                 *Epicor Software Corp                             629  5,347
                 *Eshare Technologies Inc                           64  792
                 *ESS Technology                                   402  7,035
                 *Exar Corp                                        271  19,393
                 *Excalibur Technologies Corp                      174  6,895
                 *Exchange Applications Inc                        361  19,105
                 *Factset Research Systems Inc                     298  8,065
                  Fair Isaac & Company Inc                         157  6,103
                  Fairchild Corp-Cl A (The)                        242  1,649
                 *Fidelity Holdings Inc                            100  2,125
                 *Filenet Corp                                     499  14,845
                 *Flashnet Communications Inc                      145  725
                 *Gencorp Inc                                      515  3,991
                  General Binding Corp                              91  870
                  General Communication  -Cl A                     581  3,123
                 *General Semiconductor Inc                        466  8,039
                 *Glenayre Technologies Inc                        959  16,842
                 *Global Imaging Systems Inc                       101  783
                 *Globix Corporation                               255  9,722
                 *Go2net Inc                                       352  28,358
                 *Great Plains Software Inc                        154  8,220
                 *GT Interactive Software Corp                     553  1,728
                 *Harbinger Corp                                   597  17,388
                 *Harmonic Inc                                     409  34,049
                 *Hearme                                           170  4,293
                 *Heico Corp                                        76  1,102
                  Henry (Jack) & Associates                        421  15,524
                  Hi/Fn Inc                                        105  6,832
                 *HNC Software                                     378  27,240
                 *Human Genome Sciences Inc                        715  59,390
                 *Hutchinson Tech                                  381  6,715
                 *Hypercom Corp                                    187  3,202
                 *Hyperion Solutions Corp                          493  16,023
                 *ICG Communications Inc                           733  26,480
                 *Idec Pharmaceuticals Corp                        652  64,059
                 *IDT Corp                                         308  12,782
                 *IDX Systems Corp                                 216  5,913
                 *Igate Capital Corporation                        542  24,458
                 *ImrGlobal Corp                                   304  4,370
                 *In Focus Systems Inc                             347  12,427
                 *Inacom Corp                                      664  1,826
                 *Incyte Pharmaceuticals Inc                       375  32,707
                 *Inet Technologies Inc                             90  4,764
                 *Infocure Corp                                    449  7,801
                 *Informatica Corp                                 263  20,202
                 *Information Resources Inc                        434  3,472
                 *Informix Corp                                  4,151  70,308
                 *Infousa Inc                                      346  3,157
                 *Inhale Therapeutic Sys Inc                       209  15,571
                 *Inspire Insurance Solutions                      182  592
                 *Interdigital Comm Corp                           748  18,887
                 *Intergraph Corp                                  667  5,920
                 *Inter-Tel Inc                                    319  8,733
                  Intervoice-Brite Inc                             494  14,264
                 *Intervu Inc                                      140  12,600
                 *International Fibercom Inc                       361  8,574
                 *International Rectifier Corp                     771  29,394
                 *Intraware Inc                                    221  9,130
                 *Invitrogen Corp                                  100  5,806
                 *Iomega Corp                                    4,160  15,860
                 *IPC Communications Inc                           128  26,368
                 *ISS Group Inc                                    394  45,901
                 *ITC Deltacom Inc                                 746  26,576
                 *ITURF Inc -Cl A                                   73  757
                 *IVillage Inc                                     255  3,996
                 *JDA Software Group Inc                           316  4,622
                 *Juno Online Services Inc                         100  1,575
                 *Kaman Corp -Cl A                                 348  3,393
                  Kellstrom Inds Inc                               183  1,047
                 *Komag Inc                                      1,009  3,831
                 *Kopin Corp                                       461  31,694
                 *Kronos Inc                                       181  5,362
                 *Lam Research Corp                              1,824  82,194
                 *Latitude Communications Inc                       46  1,208
                 *Lattice Semiconductor Corp                       702  47,517
                 *Launch Media Inc                                 148  2,313
                 *Leap Wireless Intl Inc                           312  30,791
                 *Learn2.Com Inc                                   688  2,838
                 *Liposome Company Inc                             603  10,534
                 *LTX Corp                                         656  29,643
                 *Manhattan Associates Inc                          65  2,226
                 *Manugistics Group Inc                            315  15,829
                 *Mapics Inc 271  4,319
                 *Mapquest.com Inc 74  1,536
                 *Marketwatch.com Inc 49  1,691
                 *Mastec Inc 313  27,857
                 *Maxtor Corp 1,052  13,610
                 *Maxwell Technologies Inc 147  2,021
                 *Media Metrix Inc 54  2,268
                 *Mediconsult.com Inc 192  552
                 *Memc Electronic Materials 512  10,304
                 *Mentor Graphics Corp 990  14,974
                 *Mercury Computer Systems Inc 315  15,396
                 *Mercury Interactive Corp 1,183  93,753
                 *Messagemedia Inc 447  5,671
                 *Metamor Worldwide Inc 528  14,949
                 *Metricom Inc 231  10,713
                 *Metro Information Svcs Inc 100  1,438
                 *MGC Communications Inc 264  18,876
                 *Miami Computer Supply Corp 152  4,769
                 *Micromuse Inc 322  44,698
                 *Micron Electronics Inc 539  7,546
                 *Micros Systems Inc 253  15,923
                 *Microstrategy Inc 1,189  103,517
                 *Midway Games Inc 455  6,029
                 *Millennium Pharmaceuticals 571  74,159
                 *Mips Technologies Inc -Cl A 182  10,124
                 *MKS Instruments Inc 103  5,202
                 *MMC Networks Inc 488  16,104
                 *MRV Communications Inc 363  33,260
                 *MTI Technology Corp 472  12,449
                 *MTS Systems Corp 321  2,448
                  Multex.com Inc 207  7,685
                 *National Computer Sys Inc 493  25,020
                  National Instruments Corp 372  17,461
                 *NBC Internet Inc-A 179  7,708
                 *Neomagic Corp 389  1,933
                 *Neon Systems 105  3,465
                 *Net Perceptions Inc 165  6,095
                 *Netobjects Inc 95  2,161
                 *Netopia Inc 119  8,561
                 *Network Equipment Tech Inc 330  3,300
                 *Network Peripherals Inc 195  6,923
                 *North Pittsburgh Systems 231  3,032
                  Northeast Optic Network Inc 79  6,680
                 *Nvidia Corp 261  22,050
                 *Omega Research Inc 67  310
                 *Onemain.Com Inc 294  3,326
                 *Onhealth Network Company 238  997
                 *Onyx Software Corp 205  6,534
                 *Open Market Inc 520  13,390
                 *Optical Cable Corp 37  1,138
                 *Orbital Sciences Corp 577  8,655
                 *Organogenesis Inc 470  5,669
                 *Pacific Gateway Exchange Inc 220  3,231
                 *Paging Network Inc 1,444  3,745
                 *Pairgain Technologies Inc 1,042  19,472
                 *P-Com Inc 994  18,389
                 *Pcorder.com Inc 35  788
                 *PE Corp-Celera Genomics Grp 806  73,799
                 *Pegasystems Inc 445  5,340
                 *Peregrine Systems Inc 795  53,315
                 *Per-Se Technologies Inc 431  2,532
                 *Pervasive Software Inc 242  3,116
                 *Phoenix Technologies Ltd 364  7,690
                 *Photronics Inc 332  11,724
                 *Picturetel Corp 624  5,460
                 *Pinnacle Systems Inc 600  19,950
                 *Pioneer Standard Electronics 353  5,560
                  Plantronics Inc 255  23,763
                 *PLX Technology Inc 199  7,410
                 *Policy Management Systems Cp 548  6,576
                 *Powertel Inc 382  26,430
                 *Powerwave Technologies Inc 221  27,625
                 *Price Communications Corp 669  15,387
                 *Primex Technologies Inc 136  2,899
                  Private Business Inc 69  207
                 *Probusiness Services Inc 225  5,808
                 *Progress Software Corp 479  11,227
                 *Project Software & Developmt 201  11,357
                 *Protein Design Labs Inc 288  22,896
                 *Proxicom Inc 319  14,136
                 *Proxim Inc 183  21,903
                 *Ptek Holdings Inc 724  4,797
                 *Publicard Inc 335  3,266
                 *QRS Corp 169  12,717
                 *Quadramed Corp 387  2,225
                 *Radiant Systems Inc 156  9,809
                 *Radisys Corp 156  9,380
                 *Rare Medium Group Inc 611  26,960
                 *Razorfish Inc 216  5,940
                 *Read-Rite Corp 707  3,314
                 *Regeneron Pharmaceuticals 247  7,302
                 *Remec Inc 331  16,716
                 *Remedy Corp 389  16,387
                 *RSA Security Inc 557  28,860
                 *RWD Technologies Inc 68  570
                 *S1 Corporation 579  49,613
                 *S3 Incorporated 1,173  24,633
                 *Safescience Inc 139  1,798
                 *Saga Systems Inc 441  15,766
                 *Sagent Technology Inc 202  5,820
                 *Saleslogix Corp 53  1,434
                 *Sanchez Computer Associates 194  6,814
                 *Sandisk Corp 755  92,488
                 *Santa Cruz Operation Inc 280  2,625
                 *Schawk Inc 138  1,087
                  SCM Microsystems Inc 194  18,818
                 *Semtech Corp 491  31,455
                 *Sequa Corp  -Cl A 159  6,300
                 *Serena Software Inc 136  4,335
                 *Serologicals Corporation 296  1,610
                 *Silicon Valley Group Inc 514  14,135
                 *Siliconix Inc 90  8,556
                 *Silknet Software Inc 52  5,408
                 *Softnet Systems Inc 289  8,453
                 *Sportsline.Com Inc 250  7,359
                 *SPSS Inc 123  3,905
                 *Spyglass Inc 262  20,317
                 *SS&C Technologies Inc 166  965
                 *Star Telecommunications Inc 558  3,348
                 *Structural Dynamics Research 550  7,425
                 *Sunquest Information Systems 56  630
                 *Superior Telecom Inc 155  1,996
                  SVI Holdings Inc 376  3,713
                 *Sybase Inc 1,257  25,533
                 *Sykes Enterprises Inc 342  6,519
                 *Syntel Inc 79  1,175
                 *Systems & Computer Tech Corp 496  11,594
                 *Talk.com Inc 625  10,000
                 *Technology Solutions Co 661  6,032
                 *Tekelec 424  15,741
                 *Telescan Inc 198  4,678
                 *Tenfold Corporation 74  4,477
                 *Terayon Communication Sys 235  48,175
                 *TheGlobe.com Inc 172  1,097
                 *TheStreet.com Inc 88  820
                 *THQ Inc 275  4,916
                 *Titan Corp 776  39,576
                 *Transaction Systems Archit-A 503  14,524
                 *Transkaryotic Therapies Inc 306  17,021
                 *Transwitch Corp 595  57,194
                 *Triquint Semiconductor Inc 456  33,516
                 *Triumph Group Inc 179  5,213
                 *TSI International Software 237  19,686
                 *TUT Systems Inc 180  10,721
                 *Tyler Technologies Inc 660  3,919
                 *Ultratech Stepper Inc 329  4,688
                 *Unigraphics Solutions Inc 77  2,276
                 *US Lec Corp-Cl A 159  6,320
                 *USInternetworking Inc 338  13,098
                 *Varian Semiconductor Equip 477  30,349
                 *Verity Inc 479  19,519
                 *Verticalnet Inc 549  74,664
                 *Vical Inc 249  8,342
                 *Visual Networks Inc 381  21,622
                 *Wave Systems Corp-Cl A 620  24,761
                 *Wavo Corporation 330  1,475
                 *Weblink Wireless Inc 567  7,584
                 *Webtrends Corp 203  14,616
                 *West Teleservices Corp 144  3,708
                 *Westell Technologies Inc-A 262  8,351
                 *Western Digital Corp 1,990  14,801
                 *Wind River Systems 811  29,399
                 *World Access Inc 698  13,349
                 *Worldgate Communications Inc 168  5,051
                 *Xircom Inc 409  15,133
                 *Ziff-Davis Inc 211  4,484
                 *Zixit Corporation 236  17,184
                     5,298,924

                 UTILITIES - 3.68%
                  AGL Resources Inc 877  16,115
                  American States Water Co 138  4,106
                  Atmos Energy Corp 479  7,844
                  Avista Corp 566  23,065
                  Black Hills Corp 329  7,259
                  C F W Communications Co 201  7,914
                  California Water Service Grp 181  4,129
                  Cascade Natural Gas Corp 170  2,741
                  CH Energy Group Inc 260  7,898
                  Cleco Corporation 347  11,538
                  CMP Group Inc 500  14,563
                  CTG Resources Inc 133  4,946
                  Eastern Enterprises 416  24,908
                 *Eastern Utilities Assoc 315  9,883
                 *El Paso Electric Company 916  9,504
                  Empire District Electric Co 266  5,220
                  Energen Corp 411  6,550
                  E'town Corp 133  8,412
                  Hawaiian Electric Inds 496  15,779
                  IDACORP Inc 580  20,155
                  Indiana Energy Inc 459  8,951
                 *Intermedia Communications 743  35,896
                  Laclede Gas Co 291  5,820
                  Madison Gas & Electric Co 247  4,415
                  MDU Resources Group Inc 879  18,239
                  New Jersey Resources 274  11,714
                  Northwest Natural Gas Co 386  7,527
                  Northwestern Corporation 356  7,343
                  Nui Corp 196  5,072
                  Oneok Inc 487  12,175
                  Otter Tail Power Co 367  7,317
                  Philadelphia Suburban Corp 548  9,933
                  Piedmont Natural Gas Co 478  12,458
                 *Primus Telecommunications Gp 441  22,794
                  Public Service Co of New Mexico 555  8,741
                  RGS Energy Group Inc 559  11,879
                  Semco Energy Inc 273  3,242
                  Sierra Pacific Resources 1,209  15,113
                  Sigcorp Inc 364  9,100
                  SJW Corp 31  3,627
                  South Jersey Industries 121  3,411
                 *Southern Union Company 554  10,007
                  Southwest Gas Corp 473  9,017
                  Southwestern Energy Company 384  2,544
                 *TNP Enterprises Inc                              192  8,412
                  UGI Corp                                         489  10,575
                  Unisource Energy Corp Hld Co                     498  7,314
                  United Illuminating Co                           221  8,674
                  United Water Resources Inc                       429  14,908
                 *Viatel Inc                                       217  10,891
                  Washington Gas Light Co                          716  19,466
                  Wicor Inc                                        580  17,980
                  WPS Resources Corp                               413  10,712
                                                                        -----------
                                                                        567,790

                     Total Common Stocks (cost $15,184,110)             15,163,532
                 SHORT-TERM INVESTMENTS<F3>- 1.74%
                                                             PRINCIPAL  VALUE

                 VARIABLE RATE DEMAND NOTES <F1> - .01%
                  Firstar Bank (5.882% 12/31/31)                 2,066  2,066
                                                                        -----------

                 U.S. TREASURY BILL   1.73%
                 U.S. Treasury Bill (0.000% due 06/15/00)      290,000  266,813
                                                                        -----------
                 Total Short-term Investments
                  (cost $268,879)                                       268,879
                                                                        -----------
                 TOTAL INVESTMENTS - 99.97%
                     (cost $15,452,989)<F2>                             15,432,411
                                                                        -----------
                 OTHER ASSETS AND LIABILITIES - .03%                    5,233
                                                                        -----------
                 TOTAL NET ASSETS   100%                                $15,437,644
                                                                        ===========
                 *Non-income producing

                 <F1> Interest rates vary periodically based on current market rates.
                 Rates shown are as of March 31, 2000.  The maturity shown for each variable demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand.  Information shown is as of March 31, 2000.

                 <F2> Represent cost for tax purposes, which is substantially the same for financial reporting purposes.  Gross unrealized depreciation of securities as of March 31, 2000 was $36,453.

                 <F3> Securities and other current assets with an aggregate value of
                 $272,675 have been segregated with the custodian to cover margin requirements for the following open futures contract as of March 31,
                 2000:
                                                              Unrealized
                                                              Appreciation/
                 Type                           Contract      (Depreciation)
                 -----------------------------------------------------------
                 Russell 2000 Index (03/00)        1           ($15,875)
                                                                -------

                                                               ($15,875)
                                                                =======

                 The accompanying notes are an integral part of the financial statements.

                               SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                     NOTES TO FINANCIAL STATEMENTS

                 MARCH 31, 2000
                 (Unaudited)

                 NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

                 Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The shares of the Fund are offered without sales charge to institutional and retail investors. These funds are also offered to The Union Central Life Insurance Company ("Union Central") and its exempt separate accounts. Summit Mutual Funds' shares are offered in three different funds - Everest Fund, Nasdaq-100 Index Fund, and Russell 2000 Small Cap Index Fund (individually AFund@). The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                 Securities valuation - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

                 Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

                 Federal taxes - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net captial gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

                 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

                 Distributions - Distributions from net investment income in all Funds are declared and paid quarterly. Net realized capital gains are distributed annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

                 The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

                 Expenses - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the

                 NOTE 1-SIGNIFICANT ACCOUNTING POLICIES (continued)

                 combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

                 Foreign Currency - Summit Mutual Funds' accounting records are maintained in U.S. dollars. All Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

                 NOTE 2 - TRANSACTIONS WITH AFFILIATES

                 Investment advisory fees - The Summit Mutual Fund pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Summit Mutual Fund. The Summit Mutual Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

                 (a) for the Everest Fund - .61% of the first $50,000,000, .56% of the next $100,000,000, and .46% of all over
                 $150,000,000
                      of the current net asset value:

                 (b) for the Nasdaq-100 Index Fund - .35% of the current net asset value.

                 (c) for the Russell 2000 Small Cap Index Fund - .35% of the current net asset value.

                 The Agreement provides that if the total operating expenses of the Summit Mutual Funds, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Everest Fund, the advisor will reimburse the Summit Mutual Funds for such excess, up to the amount of the advisory fee for that year. The Adviser has also agreed to pay any other expenses of the Nasdaq- 100 Index Fund and the Russell 2000 Small Cap Index Fund, other than the advisory fee for those Funds, to the extent that such expenses exceed 0.30% and .40% respectively, of their average annual net assets. As a result, for the period ended March 31, 2000, the adviser reimbursed the Everest Fund $14,094, the Nasdaq-100 Index Fund $17,186, and the Russell 2000 Small Cap Index Fund $30,537.

                 Summit Investment Partners, Inc. and Summit Mutual Funds, Inc. are wholly-owned subsidiaries of Union Central.

                 Directors' fees - Each director who is not affiliated with the Adviser receives fees from the Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

                 NOTE 3 - FUTURES CONTRACTS

                 All Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of secruities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded.
                 Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.


                 NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

                 Purchases and sales of securities for the six months ended March 31, 2000 excluding short-term obligations, follow:

                                                                Nasdaq-100  Russell 2000 Small
                                                  Everest Fund  Index Fund    Cap Index Fund
                                                  ------------  ----------  ------------------
                 Total Cost of Purchases of:
                      Common Stocks               $ 2,636,069    $10,351,202   $15,184,109
                      U.S. Government Securities          ---            ---           ---
                      Corporate Bonds                     ---            ---           ---
                                                  -----------    -----------   -----------
                                                  $ 2,636,069    $10,351,202   $15,184,109
                                                  ===========    ===========   ===========

                 Total Proceeds from Sales of:
                      Common Stocks               $   178,496    $       ---   $       ---
                      U.S. Government Securities          ---            ---           ---
                      Corporate Bonds                     ---            ---           ---
                                                  -----------    -----------   -----------
                                                  $   178,496    $       ---   $       ---
                                                  ===========    ===========   ===========

                 Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                            Everest Fund
                                   Period from December 29, 1999
                                            to March 31,
                                              2000<F1>
                                   -----------------------------
Net Asset Value,
     Beginning of period                        $10.00

                                                ------
Investment Activities:
 Net investment income                             .03
 Net realized and unrealized gains/(losses)       (.17)
                                                ------

Total from Investment Activities                  (.14)
                                                ------

Distributions:
 Net investment income                             ---
 Net realized gains                                ---
                                                ------

Total Distributions                                ---
                                                ------


Net Asset Value,
 End of period                                  $ 9.86
                                                ======

Total Return                                    -1.40%


Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets<F2>      1.68%<F3>

Ratio of Net Investment Income
 to Average Net Assets<F2>                       1.83%<F3>

Portfolio Turnover Rate                         38.62%<F3>

Net Assets, End of Period (000's)               $3,132

<F1> The fund commenced operations on December 29, 1999.
<F2> The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by 3.05% for the period ended March 31, 2000, had the Adviser not reimbursed expenses.
<F3> The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                      Nasdaq-100 Index Fund
                                   Period from December 28, 1999
                                             to March 31,
                                               2000<F1>
                                   ------------------------------
Net Asset Value,
  Beginning of period                           $10.00
                                                ------

Investment Activities:
  Net investment income                            .01
  Net realized and unrealized gains/(losses)      2.30
                                                ------

Total from Investment Activities                  2.31
                                                ------

Distributions:
  Net investment income                           ---
  Net realized gains                              ---
                                                ------

Total Distributions                               ---
                                                ------

Net Asset Value,
  End of period                                 $12.31
                                                ======


Total Return                                     23.10%


Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets<F2>        .68%<F3>

Ratio of Net Investment Income
 to Average Net Assets<F2>                        4.62%<F3>

Portfolio Turnover Rate                           0.00%<F3>

Net Assets, End of Period (000's)               $10,800

<F1>  The fund commenced operations on December 28, 1999.
<F2> The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by 9.66% for the period ended March 31, 2000, had the Adviser not reimbursed expenses.
<F3>The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                Russell 2000 Small Cap Index Fund
                                  Period from December 29, 1999
                                            to March 31,
                                              2000<F1>
                                ---------------------------------
Net Asset Value,
  Beginning of period                           $10.00
                                                ------

Investment Activities:
  Net investment income                           ---
  Net realized and unrealized gains/(losses)      1.09
                                                ------

Total from Investment Activities                  1.09
                                                ------
Distributions:
  Net investment income                           ---
  Net realized gains                              ---
                                                ------

Total Distributions                               ---
                                                ------

Net Asset Value,
  End of period                                 $11.09
                                                ======

Total Return                                    11.00%


Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets<F2>       .76%<F3>

Ratio of Net Investment Income
 to Average Net Assets<F2>                       4.62%<F3>

Portfolio Turnover Rate                          0.00%<F3>

Net Assets, End of Period (000's)               $15,438

<F1> The fund commenced operations on December 29, 1999.
<F2> The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by 27.92% for the period ended March 31, 2000, had the Adviser not reimbursed expenses.
<F3> The ratios are annualized.